                                                   Registration No. 33-19765

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                         ------------------------------


                                    FORM N-4
                         POST-EFFECTIVE AMENDMENT NO. 4
                                       to
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|


                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Broad Street
                            New York, New York 10004
                             (Address of Depositor's
                          Principal Executive Offices)

                  Depositor's Telephone Number:  (212) 943-3855

                    Bonnie S. Angus, Assistant Vice President
                 c/o Sun Life Assurance Company of Canada (U.S.)
                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts  02181
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

                              David N. Brown, Esq.
                               Covington & Burling
                         1201 Pennsylvania Avenue, N.W.
                                  P.O. Box 7566
                             Washington, D.C.  20044


|X| It is proposed that this filing will become effective on May 1, 1997 pursuant to paragraph (b) of Rule 485.


    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the fiscal year ended
December 31, 1996 was filed on February 28, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

C3 (NY)

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                   Post-effective Amendment No. 4 to Form N-4

               Cross Reference Sheet Required by Rule 495(a) under
                           The Securities Act of 1933

Item Number in Form N-4                         Location in Prospectus; Caption
------------------------------                  -------------------------------
Part A
------

 1.    Cover Page                               Cover Page

 2.    Definitions                              Definitions

 3.    Synopsis                                 Synopsis; Expense Summary

 4.    Condensed Financial                      Condensed Financial Information;
       Information                              Performance Data

 5.    General Description of                   A Word About the Company,
       Registrant, Depositor                    the Variable Account and the
       and Portfolio Companies                  Series Fund

 6.    Deductions                               Contract Charges; Cash
                                                Withdrawals

 7.    General Description of                   Purchase Payments and Contract
       Variable Annuity Contracts               Values During Accumulation
                                                Period; Other Contractual
                                                Provisions

 8.    Annuity Period                           Annuity Provisions

 9.    Death Benefit                            Death Benefit

10.    Purchases and Contract                   Purchase Payments and Contract
       Value                                    Values During Accumulation
                                                Period

11.    Redemptions                              Cash Withdrawals

12.    Taxes                                    Federal Tax Status

13.    Legal Proceedings                        Legal Proceedings

14.    Table of Contents of the                 Table of Contents for Statement
       Statement of Additional                  of Additional Information
       Information

                                                Location in Statement of
Item Number in Form N-4                         Additional Information; Caption
------------------------------                  -------------------------------
Part B
-------

15.    Cover Page                               Cover Page

16.    Table of Contents                        Table of Contents

17.    General Information and                  General Information
       History

18.    Services                                 Other Contractual Provisions*

19.    Purchase of Securities                   Purchase Payments and Contract
       Being Offered                            Values During Accumulation
                                                Period*

20.    Underwriters                             Distribution of the Contracts*

21.    Calculation of Performance               Calculation of Performance
       Data                                     Data

22.    Annuity Payments                         Annuity Provisions

23.    Financial Statements                     Financial Statements


* In the Prospectus.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is the Prospectus dated May 1, 1997.

                                                                      PROSPECTUS
                                                                     MAY 1, 1997


                                   COMPASS 3

    The individual flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with personal retirement plans, some of which qualify for federal income tax advantages available under Sections 401, 403 or 408 of the Internal Revenue Code. The Contracts are issued by Sun Life Insurance and Annuity Company of New York (the "Company"). The Company's Annuity Service Mailing Address is 80 Broad Street, New York, New York 10004.


    The Owner of a Contract may elect to have Contract values accumulated on a fixed basis in the Fixed Account (which is part of the Company's general account and pays interest at a guaranteed fixed rate) or on a variable basis in Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of the Company, or divided among the Fixed Account and Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific series of MFS/Sun Life Series Trust, a mutual fund registered under the Investment Company Act of 1940 (the "Series Fund"). Shares of the Series Fund are issued in twenty series, each corresponding to an independent portfolio of securities. Seven series are available as the investment medium for the Contracts: (1) Money Market Series; (2) High Yield Series; (3) Capital Appreciation Series; (4) Government Securities Series; (5) World Governments Series; (6) Total Return Series; and (7) Managed Sectors Series. If the Owner elects certain forms of an annuity as a retirement benefit, payments may be funded from either the Fixed Account or the Variable Account or from both of the Accounts. Contract values allocated to the Variable Account and annuity payments elected on a variable basis will vary to reflect the investment performance of the series of the Series Fund selected by the Owner.



    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1997 which is incorporated herein by reference. The Statement of Additional Information is available from the Company without charge upon written request to the above address or by telephoning (212) 943-3855 or (800) 447-7569. The Table of Contents for the Statement of Additional Information is shown on page 21 of this Prospectus.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE SERIES FUND.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS


                                                                         PAGE
Definitions                                                                2
Synopsis                                                                   3
Expense Summary                                                            4
Condensed Financial Information                                            5
Performance Data                                                           6
Financial Statements                                                       6
A Word About the Company, the Variable Account and the Series Fund         6
Purchase Payments and Contract Values During Accumulation Period           8
Cash Withdrawals                                                           9
Death Benefit                                                             11
Contract Charges                                                          11
Annuity Provisions                                                        14
Other Contractual Provisions                                              16
Federal Tax Status                                                        18
Distribution of the Contracts                                             20
Legal Proceedings                                                         20
Contract Owner Inquiries                                                  21
Table of Contents for Statement of Additional Information                 21


                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

Accumulation Account: An account established for the Contract to which net Purchase Payments are credited in the form of Accumulation Units.

Accumulation Unit: A unit of measure used in the calculation of the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last surviving of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last surviving of the persons so named. Collectively, these persons are referred to in this Contract as "Annuitants." The Owner is not permitted to name a "Co-Annuitant" under a Qualified Contract.

Annuity Commencement Date: The date on which the first annuity payment is to be made.

Annuity Unit: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Contract Years and Contract Anniversaries: The first Contract Year shall be the period of 12 months plus a part of a month as measured from the date the Contract is issued to the first day of the calendar month which follows the calendar month of issue. All Contract Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to separate accounts of the Company.

Fixed Annuity:  An annuity with payments which do not vary as to dollar amount.

Non-Qualified Contract: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The Contract must be owned by a natural person or by a trust or other entity as agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued.

Payee: The recipient of payments under the Contract. The term may include an Annuitant, a Beneficiary who becomes entitled to benefits upon the death of the Annuitant or any person who is designated as the beneficiary of distributions made as a result of the death of the Owner.

Purchase Payment (Payment): An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

Qualified Contract: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403 or 408 of the Code.

Series Fund:  MFS/Sun Life Series Trust.

Seven Year Anniversary: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Contract Anniversaries.

Sub-Account: That portion of the Variable Account which invests in shares of a particular series or sub-series of the Series Fund.

Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub- Accounts of the Variable Account.

                                    SYNOPSIS

    Purchase Payments are allocated to Sub-Accounts of the Variable Account or to the Fixed Account or to both Sub-Accounts and the Fixed Account as selected by the Owner. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 8). Subject to certain conditions, during the accumulation period the Owner may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account (see "Transfers/Conversions of Accumulation Units" on page 9).

    No sales charge is deducted from Purchase Payments; however, if any portion of a Contract's Accumulation Account is surrendered, the Company will, with certain exceptions, deduct a withdrawal charge (contingent deferred sales charge) ranging from 6% to 0% to cover certain expenses relating to the sale of the Contracts. A portion of the Accumulation Account may be withdrawn each year without the assessment of a withdrawal charge and after a Purchase Payment has been held by the Company for seven years it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization or upon the transfers/conversions described above (see "Cash Withdrawals" and "Withdrawal Charges" on pages 9 and 12, respectively).

    Special restrictions on withdrawals apply to Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Code (see "Section 403(b) Annuities" on page 10).

    In addition, under certain circumstances withdrawals may result in tax penalties (see "Federal Tax Status" on page 18).

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected (see "Death Benefit" on page 11).

    On each Contract Anniversary and on surrender of the Contract for full value, the Company will deduct a contract maintenance charge of $30 from the Accumulation Account to reimburse it for administrative expenses related to the issuance and maintenance of the Contracts. After the Annuity Commencement Date the charge will be deducted pro rata from each annuity payment made during the year (see "Contract Maintenance Charge" on page 11).

    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an annual rate of 1.25% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company. In addition, for the first seven Contract Years the Company deducts a distribution expense charge at the end of each Valuation Period equal to an annual rate of 0.15% of the daily net assets of the Variable Account attributable to the Contracts. There is no deduction for the distribution expense charge after the seventh Contract Anniversary (see "Mortality and Expense Risk Charge and Distribution Expense Charge" on page 12).

    Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes" on page 13).

    Annuity payments will begin on the Annuity Commencement Date. The Owner selects the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 14).

    If the Owner is not satisfied with the Contract it may be returned to the Company within ten days after it was delivered to the Owner. When the Company receives the returned Contract it will be cancelled and the value of the Contract's Accumulation Account at the end of the Valuation Period during which the Contract was received by the Company will be refunded.

                                EXPENSE SUMMARY

    The purpose of the following table is to help Owners and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Contract Owners. The table reflects expenses of the Variable Account attributable to the Contracts as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable if the Owner is other than a New York State resident.

                                                  MONEY     HIGH        CAPITAL      GOVERNMENT       WORLD        TOTAL    MANAGED
                                                 MARKET     YIELD    APPRECIATION    SECURITIES    GOVERNMENTS    RETURN    SECTORS
CONTRACT OWNER TRANSACTION EXPENSES              SERIES    SERIES       SERIES         SERIES         SERIES      SERIES     SERIES
-----------------------------------------------  -------   -------   -------------   -----------   ------------   -------   --------
Sales Load Imposed on Purchases................     0         0            0              0             0            0         0
Deferred Sales Load (as a percentage of
  Purchase Payments withdrawn) (1)
  Number of Complete Contract Years Payment in
    Accumulation Account
    0-1........................................     6%        6%           6%             6%            6%           6%        6%
    2-3........................................     5%        5%           5%             5%            5%           5%        5%
    4-5........................................     4%        4%           4%             4%            4%           4%        4%
    6..........................................     3%        3%           3%             3%            3%           3%        3%
    7 or more..................................     0%        0%           0%             0%            0%           0%        0%
Exchange Fee...................................     0         0            0              0             0            0         0


ANNUAL CONTRACT MAINTENANCE CHARGE                                                 $30 per contract
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
---------------------------------------------------
(as a percentage of average separate account assets)
Mortality and Expense Risk Fees....................     1.25%    1.25%       1.25%         1.25%         1.25%      1.25%     1.25%
Distribution Expense Charge (2)....................     0.15%    0.15%       0.15%         0.15%         0.15%      0.15%     0.15%
Other Account Fees and Expenses....................     0.00%    0.00%       0.00%         0.00%         0.00%      0.00%     0.00%
Total Separate Account Annual Expenses.............     1.40%    1.40%       1.40%         1.40%         1.40%      1.40%     1.40%

SERIES FUND ANNUAL EXPENSES
---------------------------------------------------
(as a percentage of Series Fund average net assets)
Management Fees....................................     0.50%    0.75%       0.75%         0.55%         0.75%      0.68%     0.75%
Other Expenses.....................................     0.06%    0.09%       0.05%         0.08%         0.15%      0.04%     0.07%
Total Series Fund Annual Expenses..................     0.56%    0.84%       0.80%         0.63%         0.90%      0.72%     0.82%

------------------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge.

(2) The Distribution Expense Charge is imposed only during the first seven Contract Years. This charge may be deemed a deferred sales charge.

                                    EXAMPLE

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                            ------   -------   -------   --------
Money Market Series.......................................................................   $74      $107      $142       $229
High Yield Series.........................................................................    77       115       156        257
Capital Appreciation Series...............................................................    76       114       154        253
Government Securities Series..............................................................    75       109       145        236
World Governments Series..................................................................    77       117       159        264
Total Return Series.......................................................................    76       111       150        245
Managed Sectors Series....................................................................    77       114       155        255


If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                            ------   -------   -------   --------
Money Market Series.......................................................................   $20       $62      $106       $229
High Yield Series.........................................................................    23        70       120        257
Capital Appreciation Series...............................................................    22        69       118        253
Government Securities Series..............................................................    21        64       109        236
World Governments Series..................................................................    23        72       123        264
Total Return Series.......................................................................    22        66       114        245
Managed Sectors Series....................................................................    23        69       119        255


    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.

                                                                             PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                          DECEMBER 31, 1993*   DECEMBER 31, 1994   DECEMBER 31, 1995
                                                                          ------------------   -----------------   -----------------
CAPITAL APPRECIATION SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $10.3891            $ 9.8771
    End of Period                                                              $10.3891            $ 9.8771            $13.0981
  Units Outstanding End of Period                                                17,574             135,042             184,876
GOVERNMENT SECURITIES SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $10.0022            $ 9.6514
    End of Period                                                              $10.0022            $ 9.6514            $11.1980
  Units Outstanding End of Period                                                 7,140              32,725              39,286

HIGH YIELD SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $10.4094            $10.0368
    End of Period                                                              $10.4094            $10.0368            $11.5849
  Units Outstanding End of Period                                                 2,726              37,197              43,963

MANAGED SECTORS SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $ 9.5946            $ 9.2925
    End of Period                                                              $ 9.5946            $ 9.2925            $12.1391
  Units Outstanding End of Period                                                 1,619              28,752              53,846

MONEY MARKET SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $10.0435            $10.2716
    End of Period                                                              $10.0435            $10.2716            $10.6823
  Units Outstanding End of Period                                                 5,787              33,901              44,348

TOTAL RETURN SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $ 9.9794            $ 9.6190
    End of Period                                                              $ 9.9794            $ 9.6190            $12.0270
  Units Outstanding End of Period                                                30,589             154,543             185,716

WORLD GOVERNMENTS SERIES
  Unit Value
    Beginning of Period                                                        $10.0000            $10.1398            $ 9.5512
    End of Period                                                              $10.1398            $ 9.5512            $10.8976
  Units Outstanding End of Period                                                 6,287              43,259              46,895

                                                                             YEAR ENDED
                                                                          DECEMBER 31, 1996
                                                                          -----------------
CAPITAL APPRECIATION SERIES
  Unit Value
    Beginning of Period                                                       $13.0981
    End of Period                                                             $15.6920
  Units Outstanding End of Period                                              231,231
GOVERNMENT SECURITIES SERIES
  Unit Value
    Beginning of Period                                                       $11.1980
    End of Period                                                             $11.2212
  Units Outstanding End of Period                                               58,052
HIGH YIELD SERIES
  Unit Value
    Beginning of Period                                                       $11.5849
    End of Period                                                             $12.8082
  Units Outstanding End of Period                                               58,945
MANAGED SECTORS SERIES
  Unit Value
    Beginning of Period                                                       $12.1391
    End of Period                                                             $14.0980
  Units Outstanding End of Period                                               82,578
MONEY MARKET SERIES
  Unit Value
    Beginning of Period                                                       $10.6823
    End of Period                                                             $11.0530
  Units Outstanding End of Period                                               83,267
TOTAL RETURN SERIES
  Unit Value
    Beginning of Period                                                       $12.0270
    End of Period                                                             $13.5283
  Units Outstanding End of Period                                              255,284
WORLD GOVERNMENTS SERIES
  Unit Value
    Beginning of Period                                                       $10.8976
    End of Period                                                             $11.2477
  Units Outstanding End of Period                                               47,922


* From March 1, 1993 (date of commencement of sales of the Contracts).

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and contract charges. Results calculated without withdrawal and/or contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in the Statement of Additional Information.

                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

       A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004.

    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. Sun Life of Canada (U.S.), in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.

THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account B (the "Variable Account") was established as a separate account of the Company on December 3, 1984 pursuant to a resolution of its Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Under New York insurance law, and under the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund described below.

    In addition to the Contracts offered by this Prospectus, the Company issues other variable annuity contracts participating in the Variable Account.

THE SERIES FUND

    All amounts allocated to the Variable Account will be used to purchase shares of MFS/Sun Life Series Trust (the "Series Fund") as designated by the Owner at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and distribution expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.


    Shares of the Series Fund are available exclusively to separate accounts established by the Company and Sun Life of Canada (U.S.) to fund benefits under variable life insurance and variable annuity products. Certain risks involved in funding benefits under both life insurance and annuity contracts are discussed in the prospectus of the Series Fund under the caption "Management of the Series Fund". The Series Fund is composed of twenty independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in twenty series, each corresponding to one of the portfolios; however the Contracts provide for investment only in shares of the seven series of the Series Fund described below. Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.), is the Series Fund's investment adviser. The investment objectives of each of the seven available series of the Series Fund are summarized below. More detailed information may be found in the current prospectus of the Series Fund and the Series Fund's Statement of Additional Information. A prospectus for the Series Fund must accompany this Prospectus and should be read in conjunction herewith.


    (1) MONEY MARKET SERIES ("MMS") will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months, including U.S. government securities and repurchase agreements collateralized by such securities, obligations of the larger banks and prime commercial paper.

    (2) HIGH YIELD SERIES ("HYS") will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. These securities generally involve greater volatility of price and risk to principal and income and less liquidity than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (3) CAPITAL APPRECIATION SERIES ("CAS") will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES ("GSS") will seek current income and preservation of capital by investing in U.S. Government and Government-related Securities.

    (5) WORLD GOVERNMENTS SERIES ("WGS") will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

    (6) TOTAL RETURN SERIES ("TRS") will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (7) MANAGED SECTORS SERIES ("MSS") will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

                     PURCHASE PAYMENTS AND CONTRACT VALUES
                           DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. Purchase Payments may be made annually, semi-annually, quarterly, monthly, or on any other frequency acceptable to the Company. Unless the Contract has been surrendered, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date. The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract's Accumulation Account to exceed $1,000,000. If the value of a Contract's Accumulation Account exceeds $1,000,000, no additional Purchase Payments will be accepted without prior approval.

    Completed application forms, together with the initial Purchase Payment, are forwarded to the Company. Upon acceptance, the Contract is issued to the Owner and the initial Purchase Payment is credited to the Contract in the form of Accumulation Units. The initial Purchase Payment must be applied within two business days of receipt of a completed application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the applicant specifically consents to the Company's retaining the Purchase Payment until the application is made complete. Thereafter, the Purchase Payment must be applied within two business days. All subsequent Purchase Payments will be applied using the Accumulation Unit values for the Valuation Period during which the Purchase Payment is received by the Company.

    The Company will establish an Accumulation Account for each Contract. The Contract's Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account.

    Each net Purchase Payment will be allocated to either the Fixed Account (see Appendix A to the Statement of Additional Information for a description of the Fixed Account) or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified by the Owner in the application or as subsequently changed. Upon receipt of a Purchase Payment, all or that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts will be credited to the Accumulation Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is received.

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the particular Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending upon the investment performance of the series of the Series Fund in which the Sub-Account is invested, and the expenses and charges deducted from the Variable Account.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:

            (1) the net asset value of a Series Fund share held in the
                Sub-Account determined as of the end of the Valuation Period, plus

            (2) the per share amount of any dividend or other distribution declared on the Series Fund shares held in the Sub-Account if the "ex dividend" date occurs during the Valuation Period, plus or minus

            (3) a per share credit or charge with respect to any taxes paid, or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

        (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

        (c) is the risk charge factor determined by the Company for the Valuation Period to reflect the charge for assuming the mortality and expense risks and distribution expense risk.

TRANSFERS/CONVERSIONS OF ACCUMULATION UNITS

    During the accumulation period the Owner may convert the value of a designated number of Fixed Accumulation Units then credited to a Contract's Accumulation Account into Variable Accumulation Units of particular Sub-Accounts having an equal aggregate value, or convert the value of a designated number of Variable Accumulation Units into other Variable Accumulation Units and/or Fixed Accumulation Units having an equal aggregate value. These transfers/conversions are subject to the following conditions: (1) conversions involving Fixed Accumulation Units may be made only during the 45 day period before and the 45 day period after each Contract Anniversary; (2) not more than 12 conversions may be made in any Contract Year; and (3) the value of Accumulation Units converted may not be less than $1,000 unless all of the Fixed Accumulation Units or all of the Variable Accumulation Units of a particular Sub-Account credited to the Accumulation Account are being converted. In addition, these transfers/conversions shall be subject to such terms and conditions as may be imposed by the Series Fund. The conversion will be made using the Accumulation Unit values for the Valuation Period during which the request for conversion is received by the Company.

                                CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Owner may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company. The withdrawal will result in the cancellation of Accumulation Units with an aggregate value equal to the dollar amount of the cash withdrawal payment plus, if applicable, the contract maintenance charge and any withdrawal charge. Unless instructed to the contrary, the Company will cancel Fixed Accumulation Units and Variable Accumulation Units of the particular Sub-Accounts on a pro rata basis reflecting the existing composition of the Contract's Accumulation Account. If a partial withdrawal is requested which would leave an Accumulation Account value of less than the contract maintenance charge, then such partial withdrawal will be treated as a full surrender.

    Under certain conditions, the Company will assess a withdrawal charge if a cash withdrawal payment is made. The amount of any withdrawal charge and the conditions under which the charge will apply are discussed under "Withdrawal Charges".

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940. Deferment is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, or
(b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Series Fund is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Series Fund, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders.

    Special restrictions on withdrawals apply to certain Qualified Contracts, including Contracts used with Tax-Sheltered Annuities established pursuant to
Section 403(b) of the Code ("Section 403(b) Annuities") discussed below.

    Reference should be made to the terms of the particular retirement plan for which Qualified Contracts are issued for any limitations or restrictions on cash withdrawals. A cash withdrawal under either a Qualified or Non-Qualified Contract also may result in the imposition of a tax penalty (see "Federal Tax Status").

SECTION 403(B) ANNUITIES

    The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for these Contracts to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of Accumulation Account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Contract Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (see "Federal Tax Status").

    Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Accumulation Account value to one or more alternative funding options. Contract Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

    In imposing these restrictions on withdrawals, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance, the requirements for which have been complied with by the Company.

    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status".

                                 DEATH BENEFIT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected.

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the value of the Accumulation Account applied under one or more annuity options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the value of the Accumulation Account applied under one or more of the annuity options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date Due Proof of Death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code (see "Other Contractual
Provisions--Death of Owner").

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described under "Cash Withdrawals." If the death benefit is to be paid in one sum to the Owner, or to the estate of the deceased Owner/Annuitant, payment will be made within seven days of the date Due Proof of Death of the Annuitant, the Owner and/or the Beneficiary is received. If settlement under one or more of the annuity options is elected the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Contract's Accumulation Account will be maintained in effect until the Annuity Commencement Date.

AMOUNT OF DEATH BENEFIT

    The death benefit is equal to the greatest of: (1) the value of the Contract's Accumulation Account; (2) the total Purchase Payments made under the Contract reduced by all withdrawals; or (3) the value of the Contract's Accumulation Account on the Seven Year Anniversary immediately preceding the date of death of the Annuitant, adjusted for any Purchase Payments or cash withdrawal payments made and contract charges assessed subsequent to such Seven Year Anniversary. The Accumulation Unit values used in determining the amount of the death benefit under (1) above will be the values for the Valuation Period during which Due Proof of Death of the Annuitant is received by the Company if settlement is elected by the Owner under one or more of the annuity options or, if no election by the Owner is in effect, either the values for the Valuation Period during which an election by the Beneficiary is effective or the values for the Valuation Period during which Due Proof of Death of both the Annuitant and the designated Beneficiary is received by the Company if the amount of the death benefit is to be paid in one sum to the deceased Owner/Annuitant's estate.

                                CONTRACT CHARGES

    Contract charges may be assessed under the Contracts as follows:

CONTRACT MAINTENANCE CHARGE

    On each Contract Anniversary and on surrender of the Contract for full value on other than the Contract Anniversary, the Company deducts from the Accumulation Account a contract maintenance charge of $30 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The contract maintenance charge will be deducted in equal amounts from the Fixed Account and each Sub-Account in which the Owner has Accumulation Units at the time of such deduction. On the Annuity Commencement Date the value of the Contract's Accumulation Account will be reduced by a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, the contract maintenance charge will be deducted pro rata from each annuity payment made during the year.

    The amount of the contract maintenance charge may not be increased by the Company. The Company reserves the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses. The Company does not expect to make a profit on the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGE AND DISTRIBUTION EXPENSE CHARGE

    The mortality and expense risks assumed by the Company are the risks that Annuitants may live for a longer period of time than estimated by the Company in establishing the guaranteed annuity rates incorporated into the Contract and the risk that administrative charges assessed under the Contracts may be insufficient to cover actual administrative expenses incurred by the Company.


    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the accumulation period and after annuity payments begin at an effective annual rate of 1.25%. The rate of this deduction may be changed annually but in no event may it exceed 1.25% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges and distribution expense charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, the deficiency will be met from the Company's general corporate funds, which may include amounts derived from the mortality and expense risk charges. For the year ended December 31, 1996 mortality and expense risk charges imposed under the Contracts and other contracts participating in the Variable Account and the distribution expense charges described below were the only expenses of the Variable Account.


    The Company assumes the risk that withdrawal charges assessed under the Contracts may be insufficient to compensate the Company for the costs of distributing the Contracts. For assuming such risk the Company makes a deduction from the Variable Account with respect to the Contracts at the end of each Valuation Period for the first seven Contract Years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to the Contracts. No deduction is made after the seventh Contract Anniversary. If the distribution expense charge is insufficient to cover the actual risk assumed, the Company will bear the loss; however, if the charge is more than sufficient, any excess will be profit to the Company and would be available for any proper corporate purpose. In no event will the distribution expense charges and any withdrawal charges assessed under a Contract exceed 9% of the Purchase Payments.

WITHDRAWAL CHARGES

    No sales charges are deducted from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

    A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years it may be withdrawn free of any withdrawal charge. In addition, no withdrawal charge is assessed upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    The withdrawal charge is not assessed with respect to a Contract established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts.

    All other full or partial withdrawals are subject to a withdrawal charge which will be applied as follows:

    (1) Old Payments, new Payments and accumulated value: With respect to a particular Contract Year, "new Payments" are those Payments made in that Contract Year or in the six immediately preceding Contract Years; "old Payments" are those Payments not defined as new Payments; and "accumulated value" is the value of the Accumulation Account less the sum of old and new Payments.

    (2) Order of liquidation: To effect a full surrender or partial withdrawal, the oldest previously unliquidated Payment will be deemed to have been liquidated first, then the next oldest, and so forth. Once all old and new Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

    (3) Maximum free withdrawal amount: The maximum amount that can be withdrawn without a withdrawal charge in a Contract Year is equal to the sum of (a) any old Payments not already liquidated, and (b) 10% of any new Payments, irrespective of whether these new Payments have been liquidated.

    (4) Amount subject to withdrawal charge: The amount subject to the withdrawal charge will be the excess, if any, of (a) amounts liquidated from old and new Payments over (b) the remaining maximum free withdrawal amount at the time of the withdrawal.

    The withdrawal charge percentage varies according to the number of complete Contract Years between the Contract Year in which a Purchase Payment was credited to a Contract's Accumulation Account and the Contract Year in which it was withdrawn, in accordance with the following table:

                    NUMBER OF COMPLETE                 WITHDRAWAL CHARGE
                      CONTRACT YEARS                      PERCENTAGE
                 -----------------------               -----------------
      0-1...........................................           6%
      2-3...........................................           5%
      4-5...........................................           4%
      6.............................................           3%
      7 or more.....................................           0%

    In no event shall the aggregate withdrawal charges (including the distribution expense charge described above) assessed against a Contract exceed 9% of the aggregate Purchase Payments made under the Contract. (See Appendix C in the Statement of Additional Information for examples of withdrawals and withdrawal charges.)

PREMIUM TAXES


    A deduction, when applicable, is made for premium or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if an Owner or Payee is other than a New York State resident, a premium tax ranging from 0% to 3.5% may be assessed, depending on the state of residence. It is currently the Company's policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.

CHARGES OF THE SERIES FUND

    The Variable Account purchases shares of the Series Fund at net asset value. The net asset value of these shares reflects investment management fees and expenses (including, but not limited to, compensation of trustees, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Series Fund. These fees and expenses are more fully described in the Series Fund's Prospectus and Statement of Additional Information.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments under a Contract will begin on the Annuity Commencement Date which is selected by the Owner at the time the Contract is applied for. This date may be changed by the Owner as provided in the Contract; however the new Annuity Commencement Date must be at least 30 days after the effective date of the change, the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise limited or restricted in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2, and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an annuity option as described under "Death Benefit".

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). NO CASH WITHDRAWALS WILL BE PERMITTED AFTER THE ANNUITY COMMENCEMENT DATE EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.

    Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Sections 401, 403, or 408 of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.

ANNUITY OPTIONS

    Unless restricted by the particular retirement plan or any applicable legislation, during the lifetime of the Annuitant and prior to the Annuity Commencement Date the Owner may elect one or more of the annuity options described below or such other settlement option as may be agreed to by the Company for the Annuitant as Payee. Annuity options may also be elected by the Owner or the Beneficiary as provided under "Death Benefit." The Owner may not change any election after 30 days prior to the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If more than one person is named as "Annuitant" due to the designation of a co-annuitant, the adjusted value of the Accumulation Account will be applied under Annuity Option C, with the survivor benefit to be calculated in accordance with such option using fifty percent (50%).

    Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. In the event the election does not so specify, then the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity options D and E are available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

    Annuity Option B. Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected.

    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and the designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    *Annuity Option D. Fixed Payments for a Specified Period Certain: Fixed monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected.

    *Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times (at least over a period of five years) as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 4% per year compounded annually. The rate so determined may be changed by the Company at any time; however, the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant depending on the investment performance of the Sub-Accounts.

    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each variable annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date the Payee may exchange the value of a designated number of Variable Annuity Units of particular Sub-Accounts then credited to the Contract for other Variable Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. Exchanges may be made only between Sub-Accounts of the Variable Account. Twelve such exchanges may be made within each Contract Year.

ANNUITY PAYMENT RATES

    The Contract contains annuity payment rates for each annuity option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly variable annuity payment based on the assumed interest rate of 4%, and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the

---------
* The election of this annuity option may result in the imposition of a penalty tax.

annuity option elected and the adjusted age of the Payee. Over a period of time, if the Sub-Accounts achieved a net investment return exactly equal to the assumed interest rate of 4%, the amount of each variable annuity payment would remain constant. However, if the Sub-Accounts achieved a net investment result greater than 4%, the amount of each variable annuity payment would increase; conversely, a net investment result smaller than 4% would decrease the amount of each variable annuity payment.

                          OTHER CONTRACTUAL PROVISIONS

OWNER

    The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Owner of a Non-Qualified Contract may change the ownership of the Contract, subject to the provisions of the Contract, although such change may result in the imposition of tax (see "Federal Tax Status--Taxation of Annuities in General"). Transfer of ownership of a Qualified Contract is governed by the laws and regulations applicable to the retirement or deferred compensation plan for which the Contract was issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living.

DEATH OF OWNER

    If the Owner of a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date the death benefit (as determined in accordance with the Amount of Death Benefit provision) must be distributed to the Beneficiary, if then alive, either (1) within five years after the date of death of the Owner, or (2) over some period not greater than the life or expected life of the Beneficiary, with annuity payments beginning within one year after the date of death of the Owner. The person named as Beneficiary shall be considered the designated beneficiary for the purposes of Section 72(s) of the Internal Revenue Code and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary for this purpose.

    These mandatory distribution requirements will not apply when the designated beneficiary is the spouse of the Owner, if the spouse elects to continue the Contract in the spouse's own name as Owner. When the Owner was also the Annuitant the surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract, but if that election is not made, the Death Benefit provision of the Contract shall be controlling. In all other cases where the Owner and the Annuitant are the same individual, the Death Benefit provision of the Contract controls.

    If the Owner/Annuitant dies on or after the Annuity Commencement Date and before the entire accumulation under the Contract has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of the Owner of a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights.

    Owners of Contracts held pursuant to retirement plans may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    The number of particular Series Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of particular Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one particular Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of particular Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Series Fund share as of the same date.

SUBSTITUTED SECURITIES

    Shares of a particular series of the Series Fund may not always be available for purchase by the Variable Account or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account or in view of legal, regulatory or federal income tax restrictions. In either event, shares of another series or shares of another registered open-end investment company may be substituted both for Series Fund shares already purchased by the Variable Account and as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.

MODIFICATION

    Upon notice to the Owner, or to the Payee during the annuity period, the Contract may be modified by the Company, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company is subject or
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to the prior approval of the Superintendent of Insurance of the State of New York and to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company, subject to the prior approval of the Superintendent of Insurance of the State of New York, may make appropriate endorsement to the Contract to reflect the change and take such action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change in unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use in connection with retirement plans that may or may not be qualified plans under Sections 401, 403 or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Owner's income for federal income tax purposes. Owners of Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract held by an individual Owner until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and other Owners that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase.

    A partial cash withdrawal (that is, a withdrawal of less than the entire value of the Contract's Accumulation Account) from a Non-Qualified Contract before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Accumulation Account's value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Owner's income and subject to tax at ordinary income rates. If an individual receives a loan under a Contract or if the Contract is assigned or pledged as collateral for a loan, the amount borrowed from the Contract or the amount assigned or pledged must be treated as if it were withdrawn from the Contract.

    In the case of annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Owner paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Owner paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Owner). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, payments and rollovers under the retirement plans in connection with which the Contracts are purchased.

    If the Owner of a Non-Qualified Contract dies, the value of the Contract generally must be distributed within a specified period (see "Other Contractual Provisions--Death of Owner"). For Contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Owner.

    A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Owner.

    A transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse) is treated as the receipt by the Owner of income in an amount equal to the value of the Contract's Accumulation Account minus the total amount paid for the Contract.

    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued in connection with an individual retirement account, unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.

QUALIFIED RETIREMENT PLANS

    The Qualified Contracts described in this Prospectus are designed for use with the following types of qualified retirement plans:

        (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a), 401(k) and 403(a) of the Internal Revenue Code ("Code"), including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans;

        (2) Tax-Sheltered Annuities established pursuant to the provisions of
    Section 403(b) of the Code for public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code; and


        (3) Individual Retirement Annuities permitted by Sections 219 and 408 of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k) and Simple Retirement Accounts established pursuant to Section 408(p).


    The tax rules applicable to participants in such plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of Qualified Contracts. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts. The Company will provide purchasers of Qualified Contracts used in connection with Individual Retirement Annuities with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax adviser.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of Massachusetts Financial Services Company, the Series Fund's investment adviser. Commissions and other distribution expenses will be paid by the Company and will not be more than 6.31% of Purchase Payments. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company is engaged in various kinds of routine litigation which, in management's opinion, is not of material importance to the Company's total assets or material with respect to the Variable Account.

                            CONTRACT OWNER INQUIRIES

    All Contract Owner inquiries should be directed to the Company at its Annuity Service Mailing Address.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

General Information
Annuity Provisions
Other Contractual Provisions
Administration of the Contracts
Distribution of the Contracts
Legal Matters
Accountants
Calculation of Performance Data
Advertising and Sales Literature
Financial Statements

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1997 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (212) 943-3855 or (800) 447-7569.


 -------------------------------------------------------------------------------

To:   Sun Life Insurance and Annuity Company of New York
     80 Broad Street
     New York, New York 10004

    Please send me a Statement of Additional Information for
    Compass 3 Sun Life (N.Y.) Variable Account B.
Name  ____________________________________________
Address  ____________________________________________
     ____________________________________________
City____________________________ State___________ Zip______________
Telephone  ____________________________________________

PROSPECTUS


MAY 1, 1997


COMBINATION FIXED/VARIABLE
ANNUITY FOR PERSONAL AND
QUALIFIED RETIREMENT PLANS

       ISSUED BY
       SUN LIFE INSURANCE AND ANNUITY COMPANY
       OF NEW YORK
       Annuity Service Mailing Address:
       80 Broad Street
       New York, New York 10004

       GENERAL DISTRIBUTOR
       Clarendon Insurance Agency, Inc.
       500 Boylston Street
       Boston, Massachusetts 02116

       LEGAL COUNSEL
       Covington & Burling
       1201 Pennsylvania Avenue, N.W.
       P.O. Box 7566
       Washington, D.C. 20044

       AUDITORS
       Deloitte & Touche LLP
       125 Summer Street
       Boston, Massachusetts 02110

              ISSUED IN CONNECTION
              WITH SUN LIFE (N.Y.)
              VARIABLE ACCOUNT B


CO3NY-1 5/97

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF

                             ADDITIONAL INFORMATION

     Attached hereto and made a part hereof is a Statement of Additional Information dated May 1, 1997.

                                                                     MAY 1, 1997


                                   COMPASS 3

                      STATEMENT OF ADDITIONAL INFORMATION
                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                               TABLE OF CONTENTS


General Information...............................          2
Annuity Provisions................................          2
Other Contractual Provisions......................          3
Administration of the Contracts...................          4
Distribution of the Contracts.....................          4
Legal Matters.....................................          5
Accountants.......................................          5
Calculation of Performance Data...................          5
Advertising and Sales Literature..................          7
Financial Statements..............................          9




    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass 3 Combination Fixed/Variable Annuity Contracts (the "Contracts") for personal and qualified retirement plans issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account B (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 1997. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, 80 Broad Street, New York, New York 10004, or by telephoning (212) 943-3855 or (800) 447-7569.


    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.
--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004. The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. Sun Life of Canada (U.S.), in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.

THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account B (the "Variable Account") is a separate account of the Company which meets the definition of a separate account under the federal securities laws and which is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

THE FIXED ACCOUNT

    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which is the general account of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).

                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor (See "Net Investment Factor" in the Prospectus) for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor is 0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                          OTHER CONTRACTUAL PROVISIONS

OWNER AND CHANGE OF OWNERSHIP

    The Contract shall belong to the Owner. All Contract rights and privileges may be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date, although such change may result in the imposition of tax (see "Federal Tax Status--Taxation of Annuities in General" in the Prospectus). A change of ownership will not be binding upon the Company until written notification is received by the Company. Once received by the Company the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary designation contained in the application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner.

CUSTODIAN

    The Company is Custodian of the assets of the Variable Account. The Company, as Custodian, will purchase shares of a particular series of the Series Fund at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                        ADMINISTRATION OF THE CONTRACTS


    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with its parent, Sun Life Assurance Company of Canada (U.S.) and Sun Life Assurance Company of Canada, under which the latter have agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training. The Company has also entered into a service agreement with MFS Fund Distributors, Inc. ("MFD"), a wholly-owned subsidiary of MFS, under which employees of the Company may perform certain sales and marketing functions and administrative services incidental thereto on behalf of MFD on a cost reimbursement basis.


                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of Massachusetts Financial Services Company, the Series Fund's investment adviser. Commissions and other distribution compensation will be paid by the Company and will not be more than 6.31% of Purchase Payments. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts. During 1994, 1995 and 1996, approximately $48,424, $21,127 and $39,481, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                                 LEGAL MATTERS

    The organization of the Company, its authority to issue the Contracts and the validity of the form of the Contracts have been passed upon by David D. Horn, Esq., Senior Vice President of the Company. Covington & Burling, Washington, D.C., has advised the Company on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts and federal income tax laws applicable to the Contracts.

                                  ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Account's independent certified public accountants providing auditing and other professional services.

                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since March 1, 1993.


                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1996



                                                               10 YEAR
                                                                PERIOD
                                                                  OR
                                                               LIFETIME
                                           1 YEAR    5 YEAR       OF         DATE OF
                                           PERIOD    PERIOD     SERIES      INCEPTION
                                          --------   -------   --------   --------------
                                                                            August 13,
Capital Appreciation Series.............    13.57 %  13.46  %    13.69 %       1985
                                                                            August 12,
Government Securities Series............    -5.48 %   3.87  %     5.92 %       1985
                                                                            August 13,
High Yield Series.......................     4.93 %   9.39  %     7.73 %       1985
Managed Sectors Series..................    10.35 %   8.41  %   --         May 27, 1988
                                                                            August 29,
Money Market Series.....................    -2.12 %   1.68  %     3.82 %       1985
Total Return Series.....................     6.38 %   9.07  %   --         May 16, 1988
World Governments Series................    -2.42 %   4.42  %   --         May 16, 1988

------------------------
 *From Date of Inception, as the lifetimes of these series are less than ten years.


    The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                P(1 + T)n = ERV

 Where: P      =      a hypothetical initial Purchase Payment of $1,000
        T      =      average annual total return for the period
        n      =      number of years
      ERV      =      redeemable   value  (as  of  the  end   of  the  period)  of  a
                      hypothetical $1,000 Purchase Payment  made at the beginning  of the  1-year, 5-year,  or 10-year period  (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Contract's Accumulation Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    The $30 annual contract maintenance charge will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the charge is proportional to the percentage of the number of Contracts that have amounts allocated to that Sub-Account. Because the impact of contract maintenance charges on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE:


$10,000 INVESTED IN              WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                 DECEMBER 31, 1996*
COMPASS 3 CONTRACT
THIS MANY YEARS AGO...


                               Capital Appreciation Series     Government Securities Series           High Yield Series
                             -------------------------------  -------------------------------  -------------------------------
  Number                                Cumulative  Compound             Cumulative  Compound             Cumulative  Compound
    of                                    Growth     Growth                Growth     Growth                Growth     Growth
  Years         Periods        Amount      Rate       Rate      Amount      Rate       Rate      Amount      Rate       Rate
----------  ---------------- ---------- ----------  --------  ---------- ----------  --------  ---------- ----------  --------
    1       12/31/95-12/31/96 $11,980.37    19.80%    19.80%  $10,020.70    0.21%       0.21%  $11,055.97    10.56%     10.56%
    2       12/31/95-12/31/96 $15,887.33    56.87%    26.04%  $11,626.46   16.26%       7.83%  $12,761.29    27.61%     12.97%
    3       12/31/93-12/31/96 $15,104.33    51.04%    14.74%  $11,218.67   12.19%       3.91%  $12,304.45    23.04%      7.16%
    4       12/31/92-12/31/96 $17,583.42    75.83%    15.15%  $12,023.98   20.24%       4.72%  $14,291.36    42.91%      9.34%
    5       12/31/91-12/31/96 $19,704.36    97.04%    14.53%  $12,633.86   26.64%       4.84%  $16,201.81    62.02%     10.13%
    10      12/31/86-12/31/96 $37,760.83   277.61%    14.21%  $18,617.96   86.18%       6.41%  $21,972.95   119.73%      8.19%
 Lifetime
of Series   8/13/85-12/31/96 $45,186.10   351.86%     14.16%  $21,360.16  113.60%       6.89%  $24,871.56   148.72%      8.33%


                                 Managed Sectors Series             Total Return Series           World Governments Series
                             -------------------------------  -------------------------------  -------------------------------
                                        Cumulative  Compound             Cumulative  Compound             Cumulative  Compound
                                          Growth     Growth                Growth     Growth                Growth     Growth
                               Amount      Rate       Rate      Amount      Rate       Rate      Amount      Rate       Rate
                             ---------- ----------  --------  ---------- ----------  --------  ---------- ----------  --------
    1       12/31/95-12/31-96 $11,613.71    16.14%    16.14%  $11,248.32   12.48%      12.48%  $10,321.25     3.21%      3.21%
    2       12/31/94-12/31-96 $15,171.29    51.71%    23.17%  $14,064.12   40.64%      18.59%  $11,776.17    17.76%      8.52%
    3       12/31/93-12/31-96 $14,693.65    46.94%    13.69%  $13,556.21   35.56%      10.67%  $11,092.55    10.93%      3.52%
    4       12/31/92-12/31-96 $14,773.19    47.73%    10.25%  $15,156.05   51.56%      10.95%  $13,013.97    30.14%      6.81%
    5       12/31/91-12/31-96 $15,514.84    55.15%     9.18%  $16,228.07   62.28%      10.17%  $12,910.73    29.11%      5.24%
 Lifetime
of Series   5/27/88-12/31-96 $32,607.46   226.07%     14.73%  $23,940.33  139.40%      10.64%  $18,307.06    83.07%      7.26%

------------------------------
*For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since March 1, 1993. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and distribution expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                        ADVERTISING AND SALES LITERATURE

    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the fixed account; and the compounding effect when an Owner makes regular deposits to his or her Account.

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

    THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, A.M. Best Company and Duff & Phelps above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- December 31, 1996

ASSETS:
   Investments in MFS/Sun Life Series Trust:     Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,666,783  $ 46,630,660  $ 59,723,935
    Government Securities Series ("GSS").....   2,089,102    26,209,896    26,880,850
    High Yield Series ("HYS")................   1,468,395    12,666,389    13,527,963
    Money Market Series ("MMS")..............  15,626,723    15,626,723    15,626,723
    Managed Sectors Series ("MSS")...........     446,110    10,124,036    11,710,226
    Total Return Series ("TRS")..............   2,119,044    33,103,413    41,194,053
    World Governments Series ("WGS").........     637,353     7,421,095     7,175,143
                                                           ------------  ------------
                                                           $151,782,212  $175,838,893
                                                           ------------
                                                           ------------
LIABILTY:
  Payable to sponsor...................................................        49,354
                                                                         ------------
        Net Assets.....................................................  $175,789,539
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................  1,149,253    $ 48.6833 $ 55,945,505   $161,493     $ 56,106,998
    GSS................................................  1,160,869      22.5040   26,120,603    106,515       26,227,118
    HYS................................................    489,793      25.9755   12,725,125     43,245       12,768,370
    MMS................................................    917,551      16.0115   14,685,977     --           14,685,977
    MSS................................................    314,243      33.5381   10,547,471     11,516       10,558,987
    TRS................................................  1,532,369      24.2332   37,168,687    528,580       37,697,267
    WGS................................................    358,117      18.5138    6,636,842     --            6,636,842
                                                                                ------------  -----------   ------------
                                                                                $163,830,210   $851,349     $164,681,559
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    231,231    $ 15.6920 $  3,628,190   $    160     $  3,628,350
    GSS................................................     58,052      11.2212      650,941     --              650,941
    HYS................................................     58,945      12.8082      755,007     --              755,007
    MMS................................................     83,267      11.0530      920,235        327          920,562
    MSS................................................     82,578      14.0980    1,161,735     --            1,161,735
    TRS................................................    255,284      13.5283    3,452,935        148        3,453,083
    WGS................................................     47,922      11.2477      538,302     --              538,302
                                                                                ------------  -----------   ------------
                                                                                $ 11,107,345   $    635     $ 11,107,980
                                                                                ------------  -----------   ------------
        Net Assets............................................................  $174,937,555   $851,984     $175,789,539
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1996

                                                        CAS          GSS         HYS          MMS
                                                    Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                    -----------  -----------  ----------  ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
   received.......................................  $ 4,738,438  $1,612,644   $1,120,332  $    720,534
  Mortality and expense risk charges..............      752,284     370,701     177,311        194,882
  Distribution expense charges....................        4,630         877         965            821
                                                    -----------  -----------  ----------  ------------
      Net investment income.......................  $ 3,981,524  $1,241,066   $ 942,056   $    524,831
                                                    -----------  -----------  ----------  ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................  $16,230,201  $9,813,452   $6,256,541  $ 12,850,999
    Cost of investments sold......................   11,653,410   9,840,522   5,975,298     12,850,999
                                                    -----------  -----------  ----------  ------------
      Net realized gains (losses).................  $ 4,576,791  $  (27,070 ) $ 281,243   $    --
                                                    -----------  -----------  ----------  ------------
  Net unrealized appreciation (depreciation) on
   investments
    End of year...................................  $13,093,275  $  670,954   $ 861,574   $    --
    Beginning of year.............................   11,078,267   1,795,171     692,848        --
                                                    -----------  -----------  ----------  ------------
      Change in unrealized appreciation
       (depreciation).............................  $ 2,015,008  $(1,124,217) $ 168,726   $    --
                                                    -----------  -----------  ----------  ------------
    Realized and unrealized gains (losses)........  $ 6,591,799  $(1,151,287) $ 449,969   $    --
                                                    -----------  -----------  ----------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS............  $10,573,323  $   89,779   $1,392,025  $    524,831
                                                    -----------  -----------  ----------  ------------
                                                    -----------  -----------  ----------  ------------

                                                       MSS          TRS          WGS
                                                    Sub-Account  Sub-Account  Sub-Account     Total
                                                    ----------   ----------   ----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
   received.......................................  $1,389,216   $2,905,588   $1,047,797   $13,534,549
  Mortality and expense risk charges..............    135,188      497,130       95,011      2,222,507
  Distribution expense charges....................      1,321        4,426          809         13,849
                                                    ----------   ----------   ----------   -----------
      Net investment income.......................  $1,252,707   $2,404,032   $ 951,977    $11,298,193
                                                    ----------   ----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................  $2,187,159   $7,642,534   $2,039,768   $57,020,654
    Cost of investments sold......................  1,840,838    5,704,710    2,170,077     50,035,854
                                                    ----------   ----------   ----------   -----------
      Net realized gains (losses).................  $ 346,321    $1,937,824   $(130,309 )  $ 6,984,800
                                                    ----------   ----------   ----------   -----------
  Net unrealized appreciation (depreciation) on
   investments
    End of year...................................  $1,586,190   $8,090,640   $(245,952 )  $24,056,681
    Beginning of year.............................  1,558,915    7,601,596      336,154     23,062,951
                                                    ----------   ----------   ----------   -----------
      Change in unrealized appreciation
       (depreciation).............................  $  27,275    $ 489,044    $(582,106 )  $   993,730
                                                    ----------   ----------   ----------   -----------
    Realized and unrealized gains (losses)........  $ 373,596    $2,426,868   $(712,415 )  $ 7,978,530
                                                    ----------   ----------   ----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS............  $1,626,303   $4,830,900   $ 239,562    $19,276,723
                                                    ----------   ----------   ----------   -----------
                                                    ----------   ----------   ----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                CAS                               GSS
                                                            Sub-Account                       Sub-Account
                                                   ------------------------------   -------------------------------
                                                      Year Ended December 31,           Year Ended December 31,
                                                   ------------------------------   -------------------------------
                                                        1996            1995             1996             1995
                                                   --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income..........................   $ 3,981,524      $   552,397      $ 1,241,066     $  1,637,451
  Net realized gains (losses)....................     4,576,791        2,507,432          (27,070)         603,085
  Net unrealized gains (losses)..................     2,015,008       10,932,150       (1,124,217)       2,707,574
                                                   --------------   -------------   --------------   --------------
      Increase in net assets from operations.....   $10,573,323      $13,991,979      $    89,779     $  4,948,110
                                                   --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................   $ 2,717,881      $ 2,487,233      $   894,639     $  1,033,624
    Net transfers between Sub-Accounts and Fixed
     Account.....................................    (1,800,976)       2,243,560          493,206       (7,186,488)
    Withdrawals, surrenders, annuitizations and
     contract charges............................    (7,564,122)      (5,693,451)      (4,694,596)      (5,369,947)
                                                   --------------   -------------   --------------   --------------
      Net accumulation activity..................   $(6,647,217)     $  (962,658)     $(3,306,751)    $(11,522,811)
                                                   --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations...............................   $     7,453      $    41,730      $    10,761     $     51,369
    Annuity payments and contract charges........       (21,172)         (16,842)         (43,569)         (41,652)
    Adjustments to annuity reserve...............           775            2,207            1,408            1,228
                                                   --------------   -------------   --------------   --------------
      Net annuitization activity.................   $   (12,944)     $    27,095      $   (31,400)    $     10,945
                                                   --------------   -------------   --------------   --------------
  Decrease in net assets from contract owner
   transactions..................................   $(6,660,161)     $  (935,563)     $(3,338,151)    $(11,511,866)
                                                   --------------   -------------   --------------   --------------
    Increase (decrease) in net assets............   $ 3,913,162      $13,056,416      $(3,248,372)    $ (6,563,756)
NET ASSETS:
  Beginning of year..............................    55,822,186       42,765,770       30,126,431       36,690,187
                                                   --------------   -------------   --------------   --------------
  End of year....................................   $59,735,348      $55,822,186      $26,878,059     $ 30,126,431
                                                   --------------   -------------   --------------   --------------
                                                   --------------   -------------   --------------   --------------

                                                                HYS                               MMS
                                                            Sub-Account                       Sub-Account
                                                   ------------------------------   -------------------------------
                                                      Year Ended December 31,           Year Ended December 31,
                                                   ------------------------------   -------------------------------
                                                        1996            1995             1996             1995
                                                   --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income..........................   $   942,056      $   785,539      $   524,831     $    711,100
  Net realized gains.............................       281,243          183,759         --               --
  Net unrealized gains...........................       168,726        1,082,523         --               --
                                                   --------------   -------------   --------------   --------------
      Increase in net assets from operations.....   $ 1,392,025      $ 2,051,821      $   524,831     $    711,100
                                                   --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................   $   373,887      $   263,434      $   506,719     $    424,234
    Net transfers between Sub-Accounts and Fixed
     Account.....................................      (133,634)        (431,236)       1,225,167        5,180,410
    Withdrawals, surrenders, annuitizations and
     contract charges............................    (2,039,017)      (2,037,347)      (3,891,615)      (5,371,738)
                                                   --------------   -------------   --------------   --------------
      Net accumulation activity..................   $(1,798,764)     $(2,205,149)     $(2,159,729)    $    232,906
                                                   --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations                                  $   --           $   --           $  --           $   --
    Annuity payments and contract charges........        (6,135)          (5,761)          (4,273)          (7,368)
    Adjustments to annuity reserve...............          (255)            (530)         (11,568)         (11,104)
                                                   --------------   -------------   --------------   --------------
      Net annuitization activity.................   $    (6,390)     $    (6,291)     $   (15,841)    $    (18,472)
                                                   --------------   -------------   --------------   --------------
  Increase (decrease) in net assets from contract
   owner transactions............................   $(1,805,154)     $(2,211,440)     $(2,175,570)    $    214,434
                                                   --------------   -------------   --------------   --------------
    Increase (decrease) in net assets............   $  (413,129)     $  (159,619)     $(1,650,739)    $    925,534
NET ASSETS:
  Beginning of year..............................    13,936,506       14,096,125       17,257,278       16,331,744
                                                   --------------   -------------   --------------   --------------
  End of year....................................   $13,523,377      $13,936,506      $15,606,539     $ 17,257,278
                                                   --------------   -------------   --------------   --------------
                                                   --------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      MSS                              TRS
                                                                  Sub-Account                      Sub-Account
                                                         ------------------------------   -----------------------------
                                                            Year Ended December 31,          Year Ended December 31,
                                                         ------------------------------   -----------------------------
                                                              1996             1995            1996            1995
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $ 1,252,707     $   209,209     $  2,404,032    $    975,755
  Net realized gains...................................        346,321         724,204        1,937,824       2,476,482
  Net unrealized gains.................................         27,275       1,724,469          489,044       5,260,617
                                                         ---------------   ------------   --------------   ------------
      Increase in net assets from operations...........    $ 1,626,303     $ 2,657,882     $  4,830,900    $  8,712,854
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   728,572     $   676,945     $  1,903,724    $  1,453,111
    Net transfers between Sub-Accounts and Fixed
     Account...........................................        455,068       1,442,412          (23,251)     (2,492,700)
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (1,326,391)     (2,086,791)      (5,723,230)     (5,149,792)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $  (142,751)    $    32,566     $ (3,842,757)   $ (6,189,381)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --          $     19,728    $    --
    Annuity payments and contract charges..............           (135)           (121)         (68,505)        (59,803)
    Adjustments to annuity reserve.....................         11,582            (148)         (13,885)        (11,643)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $    11,447     $      (269)    $    (62,662)   $    (71,446)
                                                         ---------------   ------------   --------------   ------------
  Increase (decrease) in net assets from contract owner
   transactions........................................    $  (131,304)    $    32,297     $ (3,905,419)   $ (6,260,827)
                                                         ---------------   ------------   --------------   ------------
    Increase in net assets.............................    $ 1,494,999     $ 2,690,179     $    925,481    $  2,452,027
NET ASSETS:
  Beginning of year....................................     10,225,723       7,535,544       40,224,869      37,772,842
                                                         ---------------   ------------   --------------   ------------
  End of period........................................    $11,720,722     $10,225,723     $ 41,150,350    $ 40,224,869
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                                                                      WGS
                                                                  Sub-Account                         Total
                                                         ------------------------------   -----------------------------
                                                            Year Ended December 31,          Year Ended December 31,
                                                         ------------------------------   -----------------------------
                                                              1996             1995            1996            1995
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $   951,977     $   403,047     $ 11,298,193    $  5,274,498
  Net realized gains (losses)..........................       (130,309)        110,004        6,984,800       6,604,966
  Net unrealized gains (losses)........................       (582,106)        702,901          993,730      22,410,234
                                                         ---------------   ------------   --------------   ------------
      Increase in net assets from operations...........    $   239,562     $ 1,215,952     $ 19,276,723    $ 34,289,698
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   408,414     $   273,558     $  7,533,836    $  6,612,139
    Net transfers between Sub-Accounts and Fixed
     Account...........................................       (463,423)       (595,533)        (247,843)     (1,839,575)
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (1,295,854)     (1,346,149)     (26,534,825)    (27,055,215)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $(1,350,863)    $(1,668,124)    $(19,248,832)   $(22,282,651)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --          $     37,942    $     93,099
    Annuity payments and contract charges..............       --               --              (143,789)       (131,547)
    Adjustments to annuity reserve.....................       --               --               (11,943)        (19,990)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $  --           $   --          $   (117,790)   $    (58,438)
                                                         ---------------   ------------   --------------   ------------
  Decrease in net assets from contract owner
   transactions........................................    $(1,350,863)    $(1,668,124)    $(19,366,622)   $(22,341,089)
                                                         ---------------   ------------   --------------   ------------
    Increase (decrease) in net assets..................    $(1,111,301)    $  (452,172)    $    (89,899)   $ 11,948,609
NET ASSETS:
  Beginning of year....................................      8,286,445       8,738,617      175,879,438     163,930,829
                                                         ---------------   ------------   --------------   ------------
  End of year..........................................    $ 7,175,144     $ 8,286,445     $175,789,539    $175,879,438
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                    CAS                       GSS
                                                Sub-Account               Sub-Account
                                          -----------------------   -----------------------
                                                Year Ended                Year Ended
                                               December 31,              December 31,
                                          -----------------------   -----------------------
COMPASS 2 CONTRACTS                          1996         1995         1996         1995
----------------------------------------  ----------   ----------   ----------   ----------
Units Outstanding Beginning of Year        1,311,905    1,352,145    1,317,288    1,877,778
    Units purchased                           34,513       53,525       29,010       40,875
    Units transferred between
     Sub-Accounts and Fixed Account          (32,094)      61,551       25,659     (341,163)
    Units withdrawn, surrendered, and
     annuitized                             (165,071)    (155,316)    (211,088)    (260,202)
                                          ----------   ----------   ----------   ----------
Units Outstanding End of Year              1,149,253    1,311,905    1,160,869    1,317,288
                                          ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------

                                                  HYS                     MMS
                                              Sub-Account             Sub-Account
                                          -------------------   -----------------------
                                              Year Ended              Year Ended
                                             December 31,            December 31,
                                          -------------------   -----------------------
COMPASS 2 CONTRACTS                         1996       1995        1996         1995
----------------------------------------  --------   --------   ----------   ----------
Units Outstanding Beginning of Year        570,116    673,380    1,084,910    1,074,216
    Units purchased                          5,193      8,072       20,814       22,486
    Units transferred between
     Sub-Accounts and Fixed Account         (6,162)   (19,382)      58,322      338,828
    Units withdrawn, surrendered, and
     annuitized                            (79,354)   (91,954)    (246,495)    (350,620)
                                          --------   --------   ----------   ----------
Units Outstanding End of Year              489,793    570,116      917,551    1,084,910
                                          --------   --------   ----------   ----------
                                          --------   --------   ----------   ----------

                                                  MSS                     TRS                   WGS
                                              Sub-Account             Sub-Account           Sub-Account
                                         ----------------------  ----------------------  ------------------
                                               Year Ended              Year Ended            Year Ended
                                              December 31,            December 31,          December 31,
                                         ----------------------  ----------------------  ------------------
                                            1996        1995        1996        1995       1996      1995
                                         ----------  ----------  ----------  ----------  --------  --------
Units Outstanding Beginning of Year         331,221     328,532   1,740,564   2,083,366   433,736   530,682
    Units purchased                          11,544      14,042      40,026      52,963    10,747    11,682
    Units transferred between
     Sub-Accounts and Fixed Account          12,613      63,983      (6,258)   (132,595)  (20,115)  (31,859)
    Units withdrawn, surrendered, and
     annuitized                             (41,135)    (75,336)   (241,963)   (263,170)  (66,251)  (76,769)
                                         ----------  ----------  ----------  ----------  --------  --------
Units Outstanding End of Year               314,243     331,221   1,532,369   1,740,564   358,117   433,736
                                         ----------  ----------  ----------  ----------  --------  --------
                                         ----------  ----------  ----------  ----------  --------  --------

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                    CAS                       GSS
                                                Sub-Account               Sub-Account
                                          -----------------------   -----------------------
                                                Year Ended                Year Ended
                                               December 31,              December 31,
                                          -----------------------   -----------------------
COMPASS 3 CONTRACTS                          1996         1995         1996         1995
----------------------------------------  ----------   ----------   ----------   ----------
Units Outstanding Beginning of Year          184,876      135,042       39,286       32,725
    Units purchased                           82,988       51,695       23,535       17,789
    Units transferred between
     Sub-Accounts and Fixed Account          (23,851)       6,001       (1,004)      (9,242)
    Units withdrawn, surrendered, and
     annuitized                              (12,782)      (7,862)      (3,765)      (1,986)
                                          ----------   ----------   ----------   ----------
Units Outstanding End of Year                231,231      184,876       58,052       39,286
                                          ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------

                                                  HYS                     MMS
                                              Sub-Account             Sub-Account
                                          -------------------   -----------------------
                                              Year Ended              Year Ended
                                             December 31,            December 31,
                                          -------------------   -----------------------
COMPASS 3 CONTRACTS                         1996       1995        1996         1995
----------------------------------------  --------   --------   ----------   ----------
Units Outstanding Beginning of Year         43,963     37,197       44,348       33,901
    Units purchased                         20,780      7,798       16,424        7,957
    Units transferred between
     Sub-Accounts and Fixed Account          1,055      1,400       25,043        4,581
    Units withdrawn, surrendered, and
     annuitized                             (6,853)    (2,432)      (2,548)      (2,091)
                                          --------   --------   ----------   ----------
Units Outstanding End of Year               58,945     43,963       83,267       44,348
                                          --------   --------   ----------   ----------
                                          --------   --------   ----------   ----------

                                                  MSS                     TRS                   WGS
                                              Sub-Account             Sub-Account           Sub-Account
                                         ----------------------  ----------------------  ------------------
                                               Year Ended              Year Ended            Year Ended
                                              December 31,            December 31,          December 31,
                                         ----------------------  ----------------------  ------------------
                                            1996        1995        1996        1995       1996      1995
                                         ----------  ----------  ----------  ----------  --------  --------
Units Outstanding Beginning of Year          53,846      28,752     185,716     154,543    46,895    43,259
    Units purchased                          29,174      27,333      80,349      39,993    20,202     6,637
    Units transferred between
     Sub-Accounts and Fixed Account           4,546        (147)     10,544      (2,984)   (9,737)      191
    Units withdrawn, surrendered, and
     annuitized                              (4,988)     (2,092)    (21,325)     (5,836)   (9,438)   (3,192)
                                         ----------  ----------  ----------  ----------  --------  --------
Units Outstanding End of Year                82,578      53,846     255,284     185,716    47,922    46,895
                                         ----------  ----------  ----------  ----------  --------  --------
                                         ----------  ----------  ----------  ----------  --------  --------

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account B and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account B (the "Variable Account") as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

                                                 DECEMBER 31,
                                          --------------------------
                                              1996          1995
                                          ------------  ------------
ADMITTED ASSETS
    Bonds                                 $ 81,649,792  $132,026,064
    Mortgage loans                          40,431,773    51,843,936
    Real estate, net of encumbrances         1,377,041             0
    Policy loans                               651,332       476,194
    Cash                                       107,821     1,267,905
    Investment income due and accrued        1,737,199     3,255,286
    Due from (to) separate accounts          1,689,278    (1,036,679)
    Other assets                               505,452       443,663
                                          ------------  ------------
    General account assets                 128,149,688   188,276,369
    Unitized separate account assets       297,690,137   250,782,417
    Non-unitized separate account assets    92,192,714    81,110,554
                                          ------------  ------------
    Total assets                          $518,032,539  $520,169,340
                                          ------------  ------------
                                          ------------  ------------
LIABILITIES
    Policy reserves                       $ 25,264,586  $ 23,548,885
    Annuity and other deposits              61,747,147   129,743,536
    Accrued expenses and taxes                 532,957       376,573
    Other liabilities                          941,534       906,238
    Due to (from) parent and
      affiliates--net                        2,014,355    (1,292,878)
    Interest maintenance reserve             1,173,961     1,648,375
    Asset valuation reserve                  1,845,237     1,545,857
                                          ------------  ------------
    General account liabilities             93,519,777   156,476,586
    Unitized separate account
      liabilities                          297,517,405   250,617,786
    Non-unitized separate account
      liabilities                           92,192,714    81,110,554
                                          ------------  ------------
    Total liabilities                      483,229,896   488,204,926
                                          ------------  ------------
CAPITAL STOCK AND SURPLUS
    Capital stock--Par value $1,000:
        Authorized, issued and
          outstanding;
          2,000 shares                       2,000,000     2,000,000
    Surplus                                 32,802,643    29,964,414
                                          ------------  ------------
    Total capital stock and surplus         34,802,643    31,964,414
                                          ------------  ------------
    Total liabilities, capital stock and
      surplus                             $518,032,539  $520,169,340
                                          ------------  ------------
                                          ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF OPERATIONS

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1996          1995          1994
                                          ------------  ------------  ------------
INCOME
    Premiums and annuity considerations   $ 11,581,817  $ 11,731,623  $  8,798,684
    Deposit-type funds                      72,121,136    73,714,439    67,198,340
    Net investment income                   12,313,903    18,450,106    21,947,153
    Amortization of interest maintenance
      reserve                                  704,763       753,351       750,567
    Net gain from operations from
      separate accounts                          8,101             0             0
                                          ------------  ------------  ------------
                                            96,729,720   104,649,519    98,694,744
                                          ------------  ------------  ------------
BENEFITS AND EXPENSES
    Death benefits                           2,964,690     2,589,934     2,269,435
    Annuity benefits                         7,175,995     6,606,801     6,567,874
    Disability benefits and benefits
      under accident and health policies       464,615       233,549       162,660
    Surrender benefits and other fund
      withdrawals                          118,432,072   118,975,912    73,728,402
    Increase (decrease) in aggregate
      reserves for life and accident
      health policies and contracts          1,550,701     3,022,081    (1,000,757)
    Decrease in liability for premium
      and other deposit funds              (67,996,389)  (71,733,008)  (34,019,334)
                                          ------------  ------------  ------------
                                            62,591,684    59,695,269    47,708,280
    Commissions on premiums and annuity
      considerations                         3,047,358     3,212,849     2,921,526
    General insurance expenses               6,093,131     5,716,492     5,391,935
    Insurance taxes, licenses and fees         729,244       579,585       466,088
    Net transfers to separate accounts      19,487,747    32,047,554    36,365,814
                                          ------------  ------------  ------------
                                            91,949,164   101,251,749    92,853,643
                                          ------------  ------------  ------------
    Net gain from operations before
      federal income taxes                   4,780,556     3,397,770     5,841,101
    Federal income taxes incurred
      (excluding tax on capital gains)       1,938,734     2,446,706     1,017,155
                                          ------------  ------------  ------------
    Net gain from operations after
      federal income taxes and before
      realized capital losses                2,841,822       951,064     4,823,946
    Net realized capital losses less
      capital gains tax                       (439,101)      (21,536)     (469,115)
                                          ------------  ------------  ------------
NET INCOME                                $  2,402,721  $    929,528  $  4,354,831
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                             1996         1995         1994
                                          -----------  -----------  -----------
CAPITAL STOCK                             $ 2,000,000  $ 2,000,000  $ 2,000,000
                                          -----------  -----------  -----------
PAID-IN SURPLUS
    Balance, beginning of year             28,750,000   28,750,000   28,750,000
    Transfer from special contingency
      reserve                                 750,000            0            0
                                          -----------  -----------  -----------
    Balance, end of year                   29,500,000   28,750,000   28,750,000
                                          -----------  -----------  -----------
SPECIAL CONTINGENCY RESERVE
    Balance, beginning of year                750,000      750,000      750,000
    Transfer to paid-in surplus              (750,000)           0            0
                                          -----------  -----------  -----------
    Balance, end of year                            0      750,000      750,000
                                          -----------  -----------  -----------
UNASSIGNED SURPLUS
    Balance, beginning of year                464,414      (90,931)  (4,295,377)
    Net income                              2,402,721      929,528    4,354,831
    Unrealized gains (losses)                 702,000     (672,000)           0
    Change in non-admitted assets              32,888       71,263     (139,468)
    Earnings on and transfers of
      separate account surplus                      0        8,490     (150,603)
    Change in asset valuation reserve        (299,380)     218,064      139,686
                                          -----------  -----------  -----------
    Balance, end of year                    3,302,643      464,414      (90,931)
                                          -----------  -----------  -----------
TOTAL SURPLUS                              32,802,643   29,964,414   29,409,069
                                          -----------  -----------  -----------
TOTAL CAPITAL STOCK AND SURPLUS           $34,802,643  $31,964,414  $31,409,069
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CASH FLOW

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1996          1995          1994
                                          ------------  ------------  ------------
CASH PROVIDED
    Premiums, annuity considerations and
      deposit funds received              $ 83,598,181  $ 85,243,958  $ 76,078,969
    Net investment income received          14,106,521    19,808,090    22,786,790
                                          ------------  ------------  ------------
      Total receipts                        97,704,702   105,052,048    98,865,759
                                          ------------  ------------  ------------
    Benefits paid                          128,975,968   128,129,129    82,549,621
    Insurance expenses and taxes paid        9,712,774     9,655,310     8,541,614
    Net cash transfers to separate
      accounts                              22,213,704    29,702,679    36,637,408
    Federal income tax payments
      (excluding tax on capital gains)       2,909,899     2,125,541       242,155
                                          ------------  ------------  ------------
      Total payments                       163,812,345   169,612,659   127,970,798
                                          ------------  ------------  ------------
    Net cash from operations               (66,107,643)  (64,560,611)  (29,105,039)
                                          ------------  ------------  ------------
    Proceeds from long-term investments
      sold, matured or repaid (after
      deducting taxes on capital gains
      of $(112,405) for 1996, $324,248
      for 1995 and $75,024 for 1994)        86,583,714   123,662,512    98,478,190
    Other cash provided                      4,654,856       444,240     2,649,519
                                          ------------  ------------  ------------
      Total cash provided                   91,238,570   124,106,752   101,127,709
                                          ------------  ------------  ------------
CASH APPLIED
    Cost of long-term investments
      acquired                              28,654,582    51,631,901    68,372,127
    Other cash applied                         166,107     2,401,799     2,267,072
                                          ------------  ------------  ------------
      Total cash applied                    28,820,689    54,033,700    70,639,199
                                          ------------  ------------  ------------
      Net change in cash and short-term
        investments                         (3,689,762)    5,512,441     1,383,471
CASH AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR                            8,304,756     2,792,315     1,408,844
                                          ------------  ------------  ------------
END OF YEAR                               $  4,614,994  $  8,304,756  $  2,792,315
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL--

Sun Life Insurance and Annuity Company of New York (the Registrant) is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities and group life and long- term disability insurance. The parent company, Sun Life Assurance Company of Canada (U.S.) (Sun Life of Canada (U.S.)), is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life (Canada)), a mutual life insurance company.

The Registrant, which is domiciled in the State of New York, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of New York Insurance Department. Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as New York State laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Registrant are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles (GAAP) for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April, 1993, the Financial Accounting Standards Board (FASB) issued an interpretation (the Interpretation), that became effective in 1996, that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with GAAP. Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Registrant's financial position and results of operations and capital in conformity with GAAP. (See Note 17 for further discussion relative to the Registrant's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS--

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation, or appraised value less encumbrances. Short-term investments are carried at amortized cost which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally three to sixteen years.

POLICY AND CONTRACT RESERVES--

The reserves for group life insurance, group long-term disability insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES--

For group life, group long-term disability and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
SEPARATE ACCOUNTS--

The Registrant has established unitized separate accounts applicable to individual qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market values.

The Registrant has also established a non-unitized separate account for amounts allocated to the fixed portion of a certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as payable (receivable) to (from) the general account. Amounts payable to the general account of the Registrant amounted to $1,689,000 in 1996. The amount receivable from the general account of the Registrant was $1,037,000 in 1995.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING--

During 1996 the Registrant changed its method of accounting and reporting for deposits to and withdrawals from its unitized separate accounts. Previously, deposits were recorded as direct increases in liabilities of the separate accounts and withdrawals and benefits were recorded as direct decreases in that liability. Effective for 1996 the Registrant recorded deposits as revenue in the general account, withdrawals and benefits as expenses in the general account and the transfer of those funds between the general account and the separate account are reflected as an expense (income) item. Amounts presented for the years ended December 31, 1995 and 1994 have been restated to conform to this presentation. The effect of this change was to increase revenue and expenses by $54 million in 1996, $29 million in 1995 and $40 million in 1994, with no impact on net income of the general account. This new method of reporting is consistent with the accounting treatment for deposits and withdrawals and benefits of the non-unitized separate account of the Registrant and is consistent with prescribed statutory accounting practices.

The Registrant has also revised the format of its statutory statements of operations, changes in capital stock and surplus and cash flow in order to to match more exactly the presentation used in the preparation of its Annual Statement. As a result, reclassifications have been made in the amounts as reported in the 1995 and 1994 audited financial statements to conform to the presentation used for the 1996 amounts. For 1995 and 1994, surplus as reported in these financial statements differs from the amounts reported in the statutory Annual Statement by an immaterial amount because prepaid items were reported as non-admitted.

OTHER--

Preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

2.  BONDS:
The amortized cost and estimated fair value of investments in debt securities as of December 31, 1996 and 1995 are as follows:

                                                      DECEMBER 31, 1996
                                          ------------------------------------------
                                                      GROSS       GROSS     ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED   FAIR
                                            COST      GAINS       LOSSES     VALUE
                                          --------  ----------   --------   --------
                                                          (IN 000'S)
Long-term bonds:
    United States government and
     government agencies and authorities  $ 9,075     $  179         $ 0    $ 9,254
    Foreign governments                       530         14           0        544
    Public utilities                       19,997        434           8     20,423
    Transportation                            468         34           0        502
    Finance                                 9,643        182           0      9,825
    All other corporate bonds              37,430      1,149          33     38,546
                                          --------  ----------       ---    --------
        Total long-term bonds              77,143      1,992          41     79,094
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       4,507          0           0      4,507
                                          --------  ----------       ---    --------
                                          $81,650     $1,992         $41    $83,601
                                          --------  ----------       ---    --------
                                          --------  ----------       ---    --------

                                                        DECEMBER 31,1995
                                          --------------------------------------------
                                                      GROSS        GROSS      ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED     FAIR
                                            COST      GAINS        LOSSES      VALUE
                                          --------  ----------   ----------   --------
                                                           (IN 000'S)
Long-term bonds:
    United States government and
     government agencies and authorities  $ 11,243    $  327       $   10     $ 11,560
    Foreign governments                      1,824       157            0        1,981
    Public utilities                        39,018     1,249           20       40,247
    Transportation                           3,908        45            0        3,953
    Finance                                 14,047       385            6       14,426
    All other corporate bonds               54,949     2,700            0       57,649
                                          --------  ----------        ---     --------
        Total long-term bonds              124,989     4,863           36      129,816
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper        7,037         0            0        7,037
                                          --------  ----------        ---     --------
                                          $132,026    $4,863       $   36     $136,853
                                          --------  ----------        ---     --------
                                          --------  ----------        ---     --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

2.  BONDS (CONTINUED):
The amortized cost and estimated fair value of bonds at December 31, 1996 and 1995 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                             DECEMBER 31, 1996
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                (IN 000'S)
Maturities are:
    Due in one year or less                $ 22,247    $   22,452
    Due after one year through five
     years                                   48,956        50,205
    Due after five years through ten
     years                                    3,279         3,415
    Due after ten years                       3,400         3,598
                                          ---------  ------------
        Subtotal                             77,882        79,670
    Mortgage-backed securities                3,768         3,931
                                          ---------  ------------
                                           $ 81,650    $   83,601
                                          ---------  ------------
                                          ---------  ------------


                                             DECEMBER 31, 1995
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                  (000'S)
Maturities are:
    Due in one year or less                $ 33,138    $   33,410
    Due after one year through five
     years                                   70,212        72,833
    Due after five years through ten
     years                                   16,167        17,283
    Due after ten years                       6,765         7,289
                                          ---------  ------------
        Subtotal                            126,282       130,815
    Mortgage-backed securities                5,744         6,038
                                          ---------  ------------
                                           $132,026    $  136,853
                                          ---------  ------------
                                          ---------  ------------

Proceeds from sales and maturities of investments in debt securities during 1996, 1995 and 1994 were $76,431,000, $111,448,000 and $85,719,000, respectively. Gross gains of $537,000, $1,295,000 and $1,400,000 and gross losses of $183,000, $335,000 and $464,000 were realized on such sales during 1996, 1995 and 1994, respectively.

A bond, included above, with an amortized cost of approximately $412,000 and $399,000 at December 31, 1996 and 1995, respectively, was on deposit with the Superintendent of Insurance of the State of New York as required by law.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

3.  MORTGAGE LOANS:
The Registrant invests in commercial first mortgage loans throughout the United States. The Registrant monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate provisions have been made. In those cases where, in management's judgement, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the mortgage portfolio.

                                            DECEMBER 31,
                                          ----------------
                                           1996     1995
                                          -------  -------
                                             (IN 000'S)

New York                                  $10,717  $14,264
California                                  4,884    5,076
Massachusetts                               6,542    6,720
Ohio                                        3,445    4,748
Florida                                     3,795    4,020
All other                                  11,049   17,016
                                          -------  -------
                                          $40,432  $51,844
                                          -------  -------
                                          -------  -------

As of December 31, 1996, the Registrant has restructured mortgage loans totalling $3,545,000 against which there are provisions of $497,000.

4.  INVESTMENT GAINS (LOSSES):

                                              YEARS ENDED
                                             DECEMBER 31,
                                          -------------------
                                          1996   1995   1994
                                          -----  -----  -----
                                              (IN 000'S)
Realized losses:
Mortgage loans                            $(676) $  (1) $(722)
Real estate                                   0    (32)     0
                                          -----  -----  -----
                                          $(676) $ (33) $(722)
                                          -----  -----  -----
                                          -----  -----  -----
Changes in unrealized gains (losses):
Mortgage loans                            $ 702  $(672) $   0
                                          -----  -----  -----
                                          -----  -----  -----

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an interest maintenance reserve (IMR) and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains credited to the interest maintenance reserve were $354,000, $960,000 and $936,000 in 1996, 1995 and 1994, respectively. All gains are transferred net of applicable income taxes.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

5.  INVESTMENT INCOME:
Net investment income consisted of:

                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1996     1995     1994
                                          -------  -------  -------
                                                 (IN 000'S)
Interest income from bonds                $ 8,576  $13,020  $15,562
Interest income from mortgage loans         4,252    5,882    6,875
Real estate investment income (loss)          376      (52)     (85)
Other investment income (loss)                (93)     170      117
                                          -------  -------  -------
    Gross investment income                13,111   19,020   22,469
Investment expenses                           797      570      522
                                          -------  -------  -------
                                          $12,314  $18,450  $21,947
                                          -------  -------  -------
                                          -------  -------  -------

6.  REINSURANCE:
The Registrant has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality and morbidity risks of the group life insurance contracts and group long-term disability contracts issued by the Registrant. Under these agreements, basic death benefits and long-term disability benefits are reinsured on a yearly renewable term basis. The agreements provide that Sun Life (Canada) will reinsure the mortality risks in excess of $50,000 per policy for group life insurance contracts and $3,000 per policy per month for the group long-term disability contracts ceded by the Registrant. Reinsurance transactions under these agreements had the effect of decreasing income from operations by $500,000 for the year ended December 31, 1996 and increasing income from operations by $652,000 and $222,000 for the years ended December 31, 1995 and 1994, respectively.

The group life and long-term disability reinsurance agreements require that the reinsurer provide funds in amounts equal to the reserves ceded.

The following are summarized proforma results of operations of the Registrant for the years ended December 31, 1996, 1995 and 1994 before the effect of reinsurance transactions with Sun Life (Canada).

                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1996     1995     1994
                                          -------  -------  -------
                                                 (IN 000'S)
Income:
    Premiums, annuity deposits and other
     revenues                             $85,947  $86,819  $76,681
    Net investment income                  13,019   19,204   22,698
                                          -------  -------  -------
    Subtotal                               98,966  106,023   99,379
                                          -------  -------  -------
Benefits and expenses:
    Policyholder benefits                  64,328   61,720   48,614
    Other expenses                         29,357   41,557   45,146
                                          -------  -------  -------
    Subtotal                               93,685  103,277   93,760
                                          -------  -------  -------
Income from operations                    $ 5,281  $ 2,746  $ 5,619
                                          -------  -------  -------
                                          -------  -------  -------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

7.  WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
Withdrawal characteristics of general account and separate account annuity reserves and deposits:

                                           DECEMBER 31, 1996
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal
  --with market value adjustment          $ 92,135     19.6%
  --at book value less surrender charges
   (surrender charge > 5%)                  38,668      8.2%
  --at book value (minimal or no charge
   or adjustment)                          318,886     67.9%
Not subject to discretionary withdrawal
 provision                                  20,326      4.3%
                                          --------  -----
Total annuity actuarial reserves and
 deposit liabilities                      $470,015    100.0%
                                          --------  -----
                                          --------  -----

                                           DECEMBER 31, 1995
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal
  --with market value adjustment          $ 81,085     16.9%
  --at book value less surrender charges
   (surrender charge > 5%)                 103,767     21.6%
  --at book value (minimal or no charge
   or adjustment)                          275,075     57.3%
Not subject to discretionary withdrawal
 provision                                  20,181      4.2%
                                          --------  -----
Total annuity actuarial reserves and
 deposit liabilities                      $480,108    100.0%
                                          --------  -----
                                          --------  -----

8.  PENSION PLANS:
The Registrant participates with Sun Life (Canada) and Sun Life of Canada (U.S.) in a non-contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA. The Registrant is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of a variable accumulation fund contract held in a separate account of Sun Life (Canada).

The Registrant's share of the group's accrued pension cost at December 31, 1996, 1995 and 1994 was $178,000, $97,000 and $79,000, respectively. The Registrant's share of net periodic pension cost was $81,000, $18,000 and $79,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

The Registrant also participates with Sun Life (Canada), Sun Life of Canada (U.S.) and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Registrant matches, up to specified amounts, employees' contributions to the plan. Employer contributions were $27,000, $21,000 and $17,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

8.  PENSION PLANS (CONTINUED):
OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Registrant provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Registrant, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

Effective January 1, 1993, the Registrant began to accrue the estimated cost of retiree benefit payments during the years the employee provides service. The Registrant has elected to recognize a transition obligation of approximately $52,000 over a period of ten years. The expense recognized in the financial statements relative to this plan was $8,000 in 1996, $7,000 in 1995 and $5,000 in 1994. Effective June 5, 1996, the Registrant made certain changes regarding eligibility and benefits to its post-retirement health benefits plans for retirees on or after that date. The impact of these changes is a decrease of 1996 post-retirement costs of $13,000. The Registrant's post-retirement health care plans currently are not funded.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and fair values of the Registrant's financial instruments at December 31, 1996 and 1995:

                                                      1996                            1995
                                          -----------------------------   -----------------------------
                                             CARRYING                        CARRYING
                                              AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                          --------------   ------------   --------------   ------------
                                                                   (IN 000'S)
ASSETS
Bonds                                        $ 81,650        $   83,601      $132,026        $  136,853
Mortgages                                      40,432            41,196        51,844            53,718
                                          --------------   ------------   --------------   ------------
Total                                        $122,082        $  124,797      $183,870        $  190,571
                                          --------------   ------------   --------------   ------------
                                          --------------   ------------   --------------   ------------
LIABILITIES
Individual annuities                         $ 70,166        $   68,830      $138,661        $  137,463
                                          --------------   ------------   --------------   ------------
                                          --------------   ------------   --------------   ------------

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated using prices for publicly traded bonds of similar credit risk, maturity, repayment and liquidity characteristics.

The fair values of the Registrant's general account reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

10. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve (AVR) provides a reserve for losses from investments in bonds, mortgage loans, real-estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an IMR and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR.

                                               1996            1995
                                          --------------  --------------
                                           AVR     IMR     AVR     IMR
                                          ------  ------  ------  ------
                                            (IN 000'S)      (IN 000'S)
Balance, beginning of year                $1,546  $1,648  $1,764  $1,778
Realized capital gains (losses), net of
 tax                                        (439)    230     (22)    624
Amortization of investment gains               0    (704)      0    (754)
Unrealized investment gains (losses)         702       0    (672)      0
Required by formula                           36       0     476       0
                                          ------  ------  ------  ------
Balance, end of year                      $1,845  $1,174  $1,546  $1,648
                                          ------  ------  ------  ------
                                          ------  ------  ------  ------

11. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSE:
Activity in the liability for unpaid claims and claim adjustment expense is summarized below (in 000's).

                                                      1996     1995     1994
                                                     -------  -------  -------
 Balance at January 1                                $ 4,320  $ 2,322  $ 1,648
 Claims Incurred                                       5,061    4,789    2,930
 Claims Paid                                          (3,252)  (2,791)  (2,256)
                                                     -------  -------  -------
 Balance at December 31                              $ 6,129  $ 4,320  $ 2,322
                                                     -------  -------  -------
                                                     -------  -------  -------

The information presented above includes unpaid benefit claims and claim adjustment expenses for the group life and group long-term disability contracts. As of December 31, 1996 and 1995 the unpaid claim and claim adjustment liability for these contracts is included in Policy Reserves.

12. FEDERAL INCOME TAXES:
The Registrant files a consolidated federal income tax return with Sun Life of Canada (U.S.) and other affiliates. Federal income taxes are calculated as if the Registrant filed a return as a separate company. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such differences include reserves, depreciation and accrual of market discount on bonds.

The Registrant made cash payments to Sun Life of Canada (U.S.) of $2,797,000, $2,421,000 and $725,000 during 1996, 1995 and 1994, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

13. LEASE COMMITMENTS:
The Registrant leases two separate facilities for its annuity operations and group sales office. Both leases commenced in March, 1994.

Future minimum lease commitments are as follows:

 YEAR ENDING DECEMBER 31,
 ------------------------------  AMOUNT
                                 ------
                                  (IN
                                 000'S)
 1997                            $ 336
 1998                              336
 1999                              253
 2000                              237
 2001                              237
 Thereafter                        511
                                 ------
 Total                           $1,910
                                 ------
                                 ------

Rent expense under these and prior leases in 1996, 1995 and 1994 amounted to $336,000, $336,000 and $307,000, respectively.

14. CAPITAL STOCK AND SURPLUS:
On January 2, 1985, the Registrant issued 2,000 shares of common stock to Sun Life of Canada (U.S.) for $6,000,000. Through December 31, 1996, Sun Life of Canada (U.S.) has contributed an additional $25,500,000 to the Registrant's capital, of which $750,000 was used to establish a special contingency reserve in support of separate account business as required by New York Insurance Law. As a result of the law being repealed, the Registrant is no longer required to hold a special contingency reserve and has included the funds with paid-in capital.

15. MANAGEMENT AND SERVICE CONTRACTS:
The Registrant has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will furnish to the Registrant, as requested, personnel as well as certain investment, actuarial and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $1,866,000 in 1996, $1,741,000 in 1995 and $1,559,000 in 1994.

16. RISK-BASED CAPITAL:
Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Registrant has met the minimum risk-based capital requirements at December 31, 1996 and 1995.

17. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Registrant have been prepared on the basis of statutory accounting practices, which prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting and GAAP are described as follows. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under
GAAP: deferred acquisition costs, deferred federal income taxes and statutory non-admitted assets. AVR and IMR are established under statutory accounting

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

17. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Premiums for investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Registrant's management uses financial information prepared in conformity with accounting policies generally accepted in Canada in the normal course of business, the management of the Registrant has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Registrant, or the users of its financial statements, would experience. Consequently, the Registrant has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDER
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
NEW YORK, NEW YORK

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1996 and 1995, and the related statutory statements of operations, changes in capital stock and surplus and cash flow for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 17 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1996 and 1995, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1996 on the basis of accounting described in Notes 1 and 17.

However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 1996 and 1995 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1996.

In our previous report dated February 7, 1996 we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed or permitted by the Insurance Department of the State of New York, presented fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York, as of December 31, 1995, and the results of its operations and its cash flow for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles. As described in Notes 1 and 17 to the financial statements, pursuant to provisions of Statement of Financial Accounting Standards No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, financial statements of mutual life insurance enterprises (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) for periods ending on or before December 15, 1996, prepared using accounting practices prescribed or permitted by insurance regulators are not considered presentations in conformity with generally accepted accounting principles when presented for comparative purposes with the enterprise's financial statements for periods subsequent to the effective date of Statement No. 120. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

As management has stated in Note 17, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Insurance and Annuity Company of New York has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 3, 1997

                                   APPENDIX A
                               THE FIXED ACCOUNT.

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE IN THIS APPENDIX A HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

A WORD ABOUT THE FIXED ACCOUNT

    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.

    Annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of 3% per year; however, the Company is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEED OF 3% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

    Excess interest, if any, will be credited on the fixed accumulation value. The Company guarantees that, at any time, the fixed accumulation value will not be less than the amount of Purchase Payments allocated to the Fixed Account, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all administrative or withdrawal charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge (see "Withdrawal Charges" in the Prospectus). In no event will the portion of the contract maintenance charge that is deducted from the Fixed Account cause the Contract's fixed accumulation value (adjusted for any cash withdrawals) to increase by less than 3% per year.

    If on any Contract Anniversary the rate at which the Company credits interest to amounts allocated to the Fixed Account under the Contract is less than 80% of the average discount rate on 52-week United States Treasury Bills for the most recent auction prior to the Contract Anniversary on which the declared interest rate becomes applicable, then during the 45-day period after the Contract Anniversary the Owner may elect to receive the value of the Fixed Accumulation Units credited to the Contract's Accumulation Account without assessment of a withdrawal charge. Such withdrawal may, however, result in adverse tax consequences (see "Federal Tax Status" in the Prospectus).

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

FIXED ACCUMULATION VALUE
(1) CREDITING FIXED ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the net Purchase Payment to be allocated to the Fixed Account in accordance with the allocation factor will be credited to the Accumulation
Account in the form of Fixed Accumulation Units. The number of Fixed Accumulation Units to be credited is determined by dividing the dollar amount allocated to the Fixed Account by the Fixed Accumulation Unit value for the Contract for the Valuation Period during which the Purchase Payment is received by the Company.

(2) FIXED ACCUMULATION UNIT VALUE

    A Fixed Accumulation Unit value is established at $10.00 for the first Valuation Period of the calendar month in which the Contract is issued and will increase for each successive Valuation Period as interest is accrued. All Contracts issued in a particular calendar month and at a particular rate of interest, as specified in advance by the Company from time to time, will use the same series of Fixed Accumulation Unit values throughout the first Contract Year.

    At the first Contract Anniversary the Fixed Accumulation Units credited to a Contract's Accumulation Account will be exchanged for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Contract Year as interest is accrued at a rate which shall have been determined by the Company prior to the first day of each Contract Year.

    The Company will credit interest to the Contract's Fixed Accumulation Account at a rate of not less than 3% per year, compounded annually. Once the rate applicable to a specific Contract is established by the Company, it may not be changed for the balance of the Contract Year. Additional Payments made during the Contract Year will be credited with interest for the balance of the Contract Year at the rate applicable at the beginning of that Contract Year. The Fixed Accumulation Unit value for the Contract for any Valuation Period is the value determined as of the end of such Valuation Period.

(3) FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Contract, if any, for any Valuation Period is equal to the value of the Fixed Accumulation Units credited to the Accumulation Account for such Valuation Period.

LOANS FROM THE FIXED ACCOUNT (QUALIFIED CONTRACTS ONLY)

    Loans will be permitted from the Contract's Fixed Accumulation Account (to the extent permitted by the retirement plan for which the Contract is purchased) UNDER QUALIFIED CONTRACTS ONLY. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement program legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed minimum guarantee accumulation account in the Company's general account where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years.

    The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Commencement Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Single Premium Immediate Settlement Rates published by the Company and in use on the Annuity Commencement Date.

                                   APPENDIX B

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

    Suppose the net asset value of a particular Series Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period is $18.32; the Valuation Period is one day; no dividends or distributions caused the particular Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks of .00003809 (the daily equivalent of the current charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be 14.6117130 (14.5645672 X 1.00323702).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS

    Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3843113 (12.3456789 X 1.00323702 X 0.99989255).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS


    Suppose that the Accumulation Account of a deferred Contract is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any Fixed Accumulation Units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3856421. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843113).

                                   APPENDIX C
                       WITHDRAWALS AND WITHDRAWAL CHARGES

    This example assumes that the date of the full surrender or partial withdrawal is during the 9th Contract Year.

    1          2          3          4          5          6
---------  ---------  ---------  ---------  ---------  ---------
1          $   1,000  $   1,000  $       0          0% $       0
2              1,200      1,200          0          0          0
3              1,400      1,280        120          3       3.60
4              1,600          0      1,600          4      64.00
5              1,800          0      1,800          4      72.00
6              2,000          0      2,000          5     100.00
7              2,000          0      2,000          5     100.00
8              2,000          0      2,000          6     120.00
9              2,000          0      2,000          6     120.00
           ---------  ---------  ---------             ---------
           $  15,000  $   3,480  $  11,520             $  579.60
           ---------  ---------  ---------             ---------
           ---------  ---------  ---------             ---------

EXPLANATION OF COLUMNS IN TABLE

  COLUMNS 1 AND 2:

    Represent Purchase Payments ("Payments") and amounts of Payments. Each Payment was made on the first day of each Contract Year.

  COLUMN 3:

    Represents the amounts that may be withdrawn without the imposition of withdrawal charges, as follows:

        a) Payments 1 and 2, $1,000 and $1,200, respectively, have been credited to the Contract for more than seven years.

        b) $1,280 of Payment 3 represents 10% of Payments that have been credited to the Contract for less than seven years. The 10% amount is applied to the oldest unliquidated Payment, then the next oldest and so forth.

  COLUMN 4:

    Represents the amount of each Payment that is subject to a withdrawal charge. It is determined by subtracting the amount in Column 3 from the Payment in Column 2.

  COLUMN 5:

    Represents the withdrawal charge percentages imposed on the amounts in Column 4.

  COLUMN 6:

    Represents the withdrawal charge imposed on each Payment. It is determined
by multiplying the amount in Column 4 by the percentage in Column 5.     For
example, the withdrawal charge imposed on Payment 8
            = Payment 8 Column 4 X Payment 8 Column 5

            = $2,000 X 6%

            = $120

FULL SURRENDER:

    The total of Column 6, $579.60, represents the total amount of withdrawal charges imposed on Payments in this example.

PARTIAL WITHDRAWAL:

    The sum of amounts in Column 6 for as many Payments as are liquidated reflects the withdrawal charges imposed in the case of a partial withdrawal.

    For example, if $7,000 of Payments (Payments 1, 2, 3, 4, and 5) were withdrawn, the amount of the withdrawal charges imposed would be the sum of amounts in Column 6 for Payments 1, 2, 3, 4, and 5 which is $139.60

                       SUN LIFE INSURANCE AND ANNUITY
                       COMPANY OF
                       NEW YORK
                       Annuity Service Mailing Address:
                       80 Broad Street
                       New York, New York 10004

                       GENERAL DISTRIBUTOR
                       Clarendon Insurance Agency, Inc.
                       500 Boylston Street
                       Boston, Massachusetts 02116

                       LEGAL COUNSEL
                       Covington & Burling
                       1201 Pennsylvania Avenue, N.W.
                       P.O. Box 7566
                       Washington, D.C. 20044

                       AUDITORS
                       Deloitte & Touche LLP
                       125 Summer Street
                       Boston, Massachusetts 02110


                       CO3NY-13 5/97

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in this Registration
Statement:

Included in Part A:

     None.

Included in Part B:

A.   Financial Statements of the Registrant:

     1.    Statement of Condition, December 31, 1996;


     2.    Statement of Operations, Year Ended December 31, 1996;


     3. Statements of Changes in Net Assets, Years Ended December 31, 1996 and 1995;

     4.    Notes to Financial Statements; and

     5.    Independent Auditors' Report.

B.   Financial Statements of the Depositor:

     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1996 and 1995;


     2. Statutory Statements of Operations, Years Ended December 31, 1996, 1995 and 1994;


     3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1996, 1995 and 1994;


     4. Statutory Statements of Cash Flow, Years Ended December 31, 1996, 1995 and 1994;


     5.    Notes to Statutory Financial Statements; and

     6.    Independent Auditors' Report.

     (b) The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:

     (1) Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (filed as Exhibits A.(1) to the Registration Statement of the Registrant on Form N-8B-2, File No. 811-4183);

     (2)   Not applicable;

     (3) (a) Marketing Coordination and Administrative Services Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated December 3, 1984 (filed as Exhibit A.(3)(a) to the Registration Statement of the Registrant on Form N-8B-2);

           (b)(i)    Specimen Sales Operations and General Agent Agreement;

           (b)(ii)   Specimen Broker-Dealer Supervisory and Service Agreement;

           (b)(iii) Specimen Registered Representatives Agent Agreement (filed as Exhibits A.(3)(b)(i), A.(3)(b)(ii) and A.(3)(b)(iii), respectively, to the Registration Statement of the Registrant on Form N-8B-2);

     (4) Compass 3 Flexible Payment Deferred Combination Variable and Fixed Annuity Contract (filed as Exhibit 4 to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on Form N-4 Reg. No. 33-19765);

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4) (filed as Exhibit 5 to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on Form N-4 Reg. No. 33-19765);

     (6) Declaration of Intent and Charter and the by-laws of the Depositor (filed as Exhibits A.(6)(a) and A.(6)(b), respectively, to the Registration Statement of the Registrant on Form N-8B-2).

     (7)   Not Applicable;

     (8) Service Agreement between the depositor and Massachusetts Financial Services Company dated December 3, 1984 (filed as Exhibit A.(8)(a) to the Registration Statement of the Registrant on Form N-8B-2);

     (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (filed as Exhibit 9 to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on Form N-4 Reg. No. 33-19765);

     (10)  (a)  Consent of Deloitte & Touche (filed herewith);
           (b)  Consent of David D. Horn, Esq. (filed herewith); and
           (c)  Certification of Counsel (filed herewith);

     (11)  None;

     (12)  Not Applicable;

     (13)  Schedule for Computation of Performance Quotations (filed herewith);
           and

     (14) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933 (filed herewith).

     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                     Positions and Offices
Business Address                       with the Depositor
--------------------                   ----------------------
John D. McNeil                         Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Donald A. Stewart                      President and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

David D. Horn                          Senior Vice President
One Sun Life Executive Park            and Director
Wellesley Hills, MA  02181

John S. Lane                           Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                      Director
500 Boylston Street
Boston, MA  02116

A. Keith Brodkin                       Director
500 Boylston Street
Boston, MA 02116

M. Colyer Crum                         Director
104 West Cliff Road
Wellesley, MA 02181

John G. Ireland                        Director
680 Steamboat Road
Greenwich, CT 06830

Name and Principal                  Positions and Offices
Business Address                    with the Depositor
--------------------                ----------------------
Edward M. Lamont                    Director
Moores Hill Road
Syosset, New York  11791

Angus A. MacNaughton                Director
950 Tower Lane
Metro Tower, Suite 1170
Foster City, California  94404

Fioravante G. Perrotta              Director
200 Park Avenue
New York, New York  10166

Ralph F. Peters                     Director
55 Strimples Mill Road
Stockton, New Jersey 08559

Pamela T. Timmins                   Director
306 East 61st Street
New York, New York  10028

Robert P. Vrolyk                    Vice President, Controller
One Sun Life Executive Park         and Actuary
Wellesley Hills, MA  02181

S. Caesar Raboy                     Senior Vice President
One Sun Life Executive Park
Wellesley Hills, MA  02181

Michael A. Cohen                    Vice President and
80 Broad Street                     Regional Manager
New York, New York 10004

C. James Prieur                     Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02181

L. Brock Thomson                    Vice President
One Sun Life Executive Park         and Treasurer
Wellesley Hills, MA  02181


Margaret Sears Mead                 Assistant Vice President and
One Sun Life Executive Park         Secretary
Wellesley Hills, MA  02181

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                    Percent of
                                                  State or Country  Ownership
                                                  or Jurisdiction  of Voting
                                                  of Incorporation Securities
                                                  ---------------- ----------
Sun Life Assurance Company of Canada               Canada              100%
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada
  (U.S.)....................................       Delaware            100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ...........................       United Kingdom      100%
Sun Life of Canada Investment Management
  Limited ..................................       Canada              100%
Sun Life of Canada Benefit Management
  Limited ..................................       Canada              100%
Spectrum United Holdings, Inc...............       Canada              100%
Sun Canada Financial Co. ...................       Delaware            100%
Sun Life Insurance and Annuity Company of
  New York .................................       New York              0%**
Sun Investment Services Company ............       Delaware              0%**
Sun Benefit Services Company, Inc. .........       Delaware              0%**
Massachusetts Financial Services Company ...       Delaware              0%*
New London Trust, F.S.B.....................       Federally Chartered   0%**
Massachusetts Casualty Insurance Company....       Massachusetts         0%**
Clarendon Insurance Agency, Inc. ...........       Massachusetts         0%***
MFS Service Center, Inc.....................       Delaware              0%***
MFS/Sun Life Series Trust ..................       Massachusetts         0%****
Sun Capital Advisers, Inc. .................       Delaware              0%**
MFS International, Ltd. ....................       Ireland               0%***
MFS Institutional Advisers, Inc. ...........       Delaware              0%***
MFS Fund Distributors, Inc. ................       Delaware              0%***
MFS Retirement Services, Inc. ..............       Delaware              0%***
Sun Life Financial Service Limited .........       Bermuda               0%**

----------

   * 94.8% of the issued and outstanding voting securities of Massachusetts Financial Services Company are owned by Sun Life Assurance Company of Canada (U.S.).

  ** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Investment Services Company, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited and Massachusetts Casualty Insurance Company are owned by Sun Life Assurance Company of Canada (U.S.).

 *** 100% of the issued and outstanding voting securities of Clarendon
     Insurance Agency, Inc., MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisers, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. are owned by Massachusetts Financial Services Company.


**** 100% of the issued and outstanding voting securities of MFS/Sun Life Series
     Trust are owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS


     As of February 28, 1997 there were 762 qualified and 186 non-qualified contracts participating in the investment experience of the Variable Account.


Item 28.  INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4183), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly- owned subsidiary of Massachusetts Financial Services Company, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E and F, Sun Life (N.Y.)

Variable Accounts A and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.


Name and Principal                          Positions and Offices
Business Address*                           with Underwriter
-----------------                           --------------------
A. Keith Brodkin.......                   Chairman and Director**
Jeffrey L. Shames......                          Director
Arnold D. Scott........                          Director
Cynthia M. Orcutt......                          President
Bruce C. Avery.........                       Vice President
Joseph W. Dello Russo...                         Treasurer
Stephen E. Cavan.......                          Secretary
Robert T. Burns........                     Assistant Secretary
Thomas B. Hastings.....                     Assistant Treasurer


--------------------

 * The principal business address of all directors and officers of the principal underwriter except Ms. Orcutt is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of Ms. Orcutt is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.
** Mr. Brodkin is a Director of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 80 Broad Street, New York, New York 10004, at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116, or at the offices of Sun Life Assurance Company of Canada (U.S.) at 50 Milk Street, Boston Massachusetts 02103 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS

     Representation with respect to Section 26(a) of the Investment Company Act of 1940.

     Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has caused this Amendment to its Registration Statement to be signed on its behalf in the Town of Wellesley and Commonwealth of Massachusetts on the 14th day of April, 1997.

                     Sun Life (N.Y.)
                       Variable Account B
                     (Registrant)

                     Sun Life Insurance and Annuity
                       Company of New York
                     (Depositor)


                By:*   /s/ JOHN D. McNEIL
                --------------------------------
                     John D. McNeil
                           Chairman

Attest:  /s/ BONNIE S. ANGUS
       ------------------------------
               Bonnie S. Angus
               Assistant Vice President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.



     Signatures                    Title               Date
     ----------                    -----               ----

                                 Chairman and
                                 Director
                                 (Principal
*    /s/ JOHN D. McNEIL          Executive Officer)  April 14, 1997
---------------------------
         John D. McNeil


---------------------------
* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, Reg. No. 33-19765.

    Signatures                       Title                Date
    ----------                       -----                ----

                                 Vice President,
                                 Controller and
                               Actuary (Principal
*   /s/ ROBERT P. VROLYK       Accounting Officer)     April 14, 1997
------------------------------
        Robert P. Vrolyk


                                   President
                                  and Director
------------------------------
        Donald A. Stewart


*   /s/ RICHARD B. BAILEY           Director           April 14, 1997
------------------------------
        Richard B. Bailey


*   /s/ A. KEITH BRODKIN            Director           April 14, 1997
------------------------------
        A. Keith Brodkin


*   /s/ JOHN S. LANE                Director           April 14, 1997
------------------------------
        John S. Lane


                                   Senior Vice
                                    President
*   /s/ DAVID D. HORN             and Director         April 14, 1997
------------------------------
         David D. Horn


*   /s/ JOHN G. IRELAND             Director           April 14, 1997
------------------------------
        John G. Ireland


*   /s/ EDWARD M. LAMONT            Director           April 14, 1997
------------------------------
        Edward M. Lamont


*   /s/ FIORAVANTE G. PERROTTA      Director           April 14, 1997
------------------------------
        Fioravante G. Perrotta



------------------------------

* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, Reg. No. 33-19765.

    Signatures                    Title                  Date
    ----------                    -----                  ----

*  /s/ RALPH F. PETERS           Director           April 14, 1997
------------------------------
       Ralph F. Peters


*  /s/ PAMELA T. TIMMINS         Director           April 14, 1997
------------------------------
       Pamela T. Timmins


*  /s/ ANGUS A. MacNAUGHTON      Director           April 14, 1997
------------------------------
       Angus A. MacNaughton


*  /s/ M. COLYER CRUM            Director           April 14, 1997
------------------------------
       M. Colyer Crum


------------------------------

* By Bonnie S. Angus pursuant to Power of Attorney filed with Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, Reg. No. 33-19765.